UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

October 31, 2015

1.809099.112
LPS-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.0%
Auto Components - 1.6%
ASTI Corp. (a)	1,077,000	$1,813
ATLASBX Co. Ltd.	270,000	8,560
Gentex Corp.	1,172,200	19,212
Hi-Lex Corp.	1,233,600	37,804
INFAC Corp.	325,139	1,777
INZI Controls Co. Ltd. (a)	1,516,000	6,798
Johnson Controls, Inc.	6,588,300	297,659
Motonic Corp. (a)	3,250,000	35,723
Murakami Corp. (a)	836,000	15,395
Nippon Seiki Co. Ltd.	2,923,500	61,265
Piolax, Inc. (a)	918,300	48,587
S&T Holdings Co. Ltd. (a)	834,300	19,437
Samsung Climate Control Co. Ltd. (a)	499,950	4,576
Sewon Precision Industries Co. Ltd. (a)(b)	500,000	10,663
Shoei Co. Ltd.	362,900	6,268
SJM Co. Ltd. (a)	1,282,000	7,456
SJM Holdings Co. Ltd. (a)	1,332,974	6,258
Strattec Security Corp.	162,100	9,697
Sungwoo Hitech Co. Ltd.	1,888,517	14,605
TBK Co. Ltd.	1,025,900	4,067
Yachiyo Industry Co. Ltd.	941,800	8,489
Yutaka Giken Co. Ltd. (a)	1,361,000	28,166
		654,275
Distributors - 0.2%
Chori Co. Ltd.	476,900	6,721
Doshisha Co. Ltd.	350,000	6,444
Educational Development Corp. (a)	332,000	4,017
Nakayamafuku Co. Ltd. (a)	1,115,500	7,750
SPK Corp.	235,500	4,376
Uni-Select, Inc. (a)	1,296,900	64,270
		93,578
Diversified Consumer Services - 0.5%
American Public Education, Inc. (b)	47,779	1,038
Clip Corp. (a)	301,700	2,709
Cross-Harbour Holdings Ltd.	594,400	787
DeVry, Inc. (c)	728,100	17,154
Houghton Mifflin Harcourt Co. (b)	1,390,000	27,230
Meiko Network Japan Co. Ltd.	918,300	10,902
Novarese, Inc. (c)	237,100	1,754
Shingakukai Co. Ltd.	159,900	971
Steiner Leisure Ltd. (a)(b)	860,000	54,490
Step Co. Ltd. (a)	1,193,700	9,913
Weight Watchers International, Inc. (a)(b)(c)	4,476,500	68,849
YBM Sisa.com, Inc.	694,904	2,425
		198,222
Hotels, Restaurants & Leisure - 0.4%
Ark Restaurants Corp. (a)	193,900	4,588
BRONCO BILLY Co. Ltd. (c)	49,900	961
Create Restaurants Holdings, Inc.	452,000	11,732
El Pollo Loco Holdings, Inc. (b)(c)	550,000	6,314
Flanigan's Enterprises, Inc.	46,400	1,218
Hiday Hidaka Corp. (a)	1,656,571	41,080
Ibersol SGPS SA	528,000	5,631
Interval Leisure Group, Inc.	850,000	15,003
Intralot SA (b)	1,453,400	2,413
Koshidaka Holdings Co. Ltd.	653,380	11,828
Kura Corp. Ltd.	193,300	5,842
Ohsho Food Service Corp.	548,500	18,297
Ruby Tuesday, Inc. (b)	2,060,000	10,774
Sportscene Group, Inc. Class A (a)(b)	367,500	1,686
St. Marc Holdings Co. Ltd.	374,900	11,145
The Monogatari Corp. (a)	494,000	21,001
Toridoll.corporation	199,400	2,522
		172,035
Household Durables - 3.7%
Abbey PLC (a)	1,967,900	33,001
Barratt Developments PLC (a)	76,800,000	725,169
Bellway PLC	4,148,900	166,039
D.R. Horton, Inc.	4,800,000	141,312
Dorel Industries, Inc. Class B (sub. vtg.)	2,984,500	75,891
Emak SpA	4,862,700	4,401
First Juken Co. Ltd. (a)	1,551,900	16,736
Helen of Troy Ltd. (a)(b)	2,597,400	257,688
Henry Boot PLC	3,716,800	13,236
HTL International Holdings Ltd. (a)(b)	26,603,000	6,844
Libbey, Inc.	700,000	23,548
NACCO Industries, Inc. Class A	284,700	12,763
P&F Industries, Inc. Class A (a)(b)	348,000	3,515
Sanei Architecture Planning Co. Ltd. (a)	1,341,500	14,739
Stanley Furniture Co., Inc. (b)	440,000	1,236
Steinhoff International Holdings Ltd.	3,000,000	18,363
Token Corp. (a)	772,900	61,327
		1,575,808
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (a)	9,512,300	54,282
Liberty Interactive Corp. QVC Group Series A (b)	900,000	24,633
PetMed Express, Inc. (c)	48,500	816
		79,731
Leisure Products - 0.3%
Accell Group NV (a)	2,220,100	46,288
Arctic Cat, Inc. (c)	500,000	10,270
Fenix Outdoor AB Class B	32,298	0
JAKKS Pacific, Inc. (b)(c)	699,000	5,536
Kabe Husvagnar AB (B Shares)	307,098	3,882
Mars Engineering Corp.	518,000	8,825
Mattel, Inc. (c)	839,800	20,642
Miroku Corp. (a)	778,000	1,987
Smith & Wesson Holding Corp. (b)	1,106,300	19,759
		117,189
Media - 0.9%
Cinderella Media Group Ltd. (a)	17,620,000	5,495
Corus Entertainment, Inc. Class B (non-vtg.) (c)	649,200	6,191
Crown Media Holdings, Inc. Class A (b)	1,689,479	9,782
Discovery Communications, Inc. Class A (b)(c)	498,600	14,679
DreamWorks Animation SKG, Inc. Class A (b)(c)	2,411,400	48,807
Gannett Co., Inc.	1,816,200	28,732
GfK AG	160,700	5,925
Harte-Hanks, Inc.	821,200	3,490
Hyundai HCN	2,723,979	7,825
Intage Holdings, Inc. (a)	1,844,800	26,175
Ipsos SA	9,759	198
ITE Group PLC	95,300	206
Live Nation Entertainment, Inc. (b)	1,100,000	30,008
Pico Far East Holdings Ltd.	20,540,000	5,452
Proto Corp.	398,900	5,176
RKB Mainichi Broadcasting Corp.	235,000	1,735
Saga Communications, Inc. Class A	423,600	18,223
Sky Network Television Ltd.	6,480,101	19,922
Starz Series A (b)	1,909,700	63,994
STW Group Ltd.	4,544,683	2,402
Tegna, Inc.	747,900	20,223
Television Broadcasts Ltd.	3,818,200	13,915
TOW Co. Ltd. (a)	2,150,000	14,381
TVA Group, Inc. Class B (non-vtg.) (b)	3,425,603	11,789
Twenty-First Century Fox, Inc.:
Class A	300,000	9,207
Class B	50,000	1,544
WOWOW INC.	94,400	2,583
		378,059
Multiline Retail - 4.6%
Lifestyle International Holdings Ltd.	37,722,000	54,552
Next PLC (a)	15,121,500	1,864,904
Watts Co. Ltd. (a)	1,281,200	9,495
		1,928,951
Specialty Retail - 12.6%
Aarons, Inc. Class A	461,100	11,375
ABC-MART, Inc.	99,700	5,561
Abercrombie & Fitch Co. Class A (a)(c)	6,968,800	147,669
Adastria Co. Ltd.	200,000	11,259
AT-Group Co. Ltd.	1,187,000	24,595
AutoZone, Inc. (b)	826,565	648,366
Bed Bath & Beyond, Inc. (b)	6,060,600	361,394
Best Buy Co., Inc. (a)	31,148,900	1,091,146
BMTC Group, Inc. (a)	5,141,000	57,245
Bonia Corp. Bhd	2,503,000	433
Bonjour Holdings Ltd.	4,303,000	169
Buffalo Co. Ltd. (a)	103,200	701
Cash Converters International Ltd.	22,833,289	8,361
Chico's FAS, Inc.	1,930,000	26,673
CST Brands, Inc.	2,644,800	95,028
Delek Automotive Systems Ltd.	717,800	6,801
Destination Maternity Corp.	289,200	2,004
DSW, Inc. Class A (c)	1,200,000	29,928
Folli Follie SA (a)	4,078,200	82,113
Formosa Optical Technology Co. Ltd.	659,000	1,553
Fourlis Holdings SA (b)	484,400	1,481
Francesca's Holdings Corp. (b)	149,600	2,126
GameStop Corp. Class A (a)(c)	7,540,500	347,391
GNC Holdings, Inc.	3,002,300	89,318
Goldlion Holdings Ltd.	18,392,000	7,772
Guess?, Inc. (a)	8,046,500	169,379
Halfords Group PLC	1,239,800	8,312
Hibbett Sports, Inc. (b)	588,107	20,090
Hour Glass Ltd.	8,283,800	4,320
IA Group Corp. (a)	802,000	4,948
John David Group PLC	2,637,100	39,251
Jumbo SA (a)	11,112,568	107,535
K's Denki Corp.	2,811,500	99,220
Ku Holdings Co. Ltd.	942,700	6,448
Kyoto Kimono Yuzen Co. Ltd. (a)	1,150,500	9,335
Le Chateau, Inc. Class A (sub. vtg.) (a)(b)	1,854,800	440
Leon's Furniture Ltd.	288,400	3,121
Lewis Group Ltd.	1,193,800	5,165
Mr. Bricolage SA (a)	953,875	13,573
Nafco Co. Ltd. (a)	2,148,200	31,127
Office Depot, Inc. (b)	1,547,900	11,795
Pal Co. Ltd. (a)	1,172,200	26,205
Party City Holdco, Inc.	180,100	2,851
Ross Stores, Inc.	18,074,400	914,203
Sally Beauty Holdings, Inc. (b)	3,169,100	74,506
Second Chance Properties Ltd.	2,000,200	454
Second Chance Properties Ltd. warrants 7/24/17 (b)	8,528,200	12
Select Comfort Corp. (b)	955,800	20,263
Silvano Fashion Group A/S	7,439	11
Sonic Automotive, Inc. Class A (sub. vtg.)	962,000	23,992
Staples, Inc.	23,027,300	299,125
Super Retail Group Ltd. (c)	1,396,061	9,535
The Buckle, Inc. (c)	1,178,534	41,767
The Men's Wearhouse, Inc.	184,400	7,372
The Stanley Gibbons Group PLC	1,036,000	1,693
Urban Outfitters, Inc. (b)	450,000	12,870
USS Co. Ltd.	9,000,000	158,885
Williams-Sonoma, Inc.	184,400	13,600
Workman Co. Ltd. (a)	1,256,500	77,435
Zumiez, Inc. (b)	1,325,000	23,161
		5,302,461
Textiles, Apparel & Luxury Goods - 2.0%
Bijou Brigitte Modische Accessoires AG	41,400	2,299
Coach, Inc.	2,493,300	77,791
Daphne International Holdings Ltd. (b)	922,000	166
Deckers Outdoor Corp. (b)	38,200	2,126
Embry Holdings Ltd.	1,496,000	814
Fossil Group, Inc. (b)(c)	2,158,100	117,422
Geox SpA (b)(c)	1,176,700	5,494
Gildan Activewear, Inc.	11,238,800	323,085
Hampshire Group Ltd. (a)(b)	844,800	127
Handsome Co. Ltd. (a)	2,175,000	74,007
JLM Couture, Inc. (a)(b)	181,000	615
Movado Group, Inc.	74,890	1,928
Portico International Holdings (b)	11,302,500	4,271
Steven Madden Ltd. (b)	889,100	30,985
Sun Hing Vision Group Holdings Ltd. (a)	21,983,000	8,316
Texwinca Holdings Ltd.	55,094,000	53,616
Van de Velde	56,359	3,674
Vera Bradley, Inc. (b)(c)	1,087,800	13,608
Victory City International Holdings Ltd.	60,970,150	7,446
Youngone Corp.	500,000	20,976
Youngone Holdings Co. Ltd. (a)	889,600	56,098
Yue Yuen Industrial (Holdings) Ltd.	12,077,000	44,058
		848,922

TOTAL CONSUMER DISCRETIONARY		11,349,231

CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Baron de Ley SA (b)	146,900	14,967
C&C Group PLC	3,270,066	13,253
Kweichow Moutai Co. Ltd.	275,110	9,289
Monster Beverage Corp. (b)	2,479,400	337,992
Muhak Co. Ltd. (a)(b)	2,759,180	115,996
Olvi PLC (A Shares)	26,369	639
Spritzer Bhd	2,350,100	1,077
Synergy Co. (b)	94,122	786
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	494,860	1,572
		495,571
Food & Staples Retailing - 4.4%
Aoki Super Co. Ltd.	188,000	1,988
Belc Co. Ltd. (a)	1,877,300	70,049
Cosmos Pharmaceutical Corp. (a)	1,449,200	180,388
Create SD Holdings Co. Ltd. (a)	2,045,100	120,416
Daikokutenbussan Co. Ltd.	642,700	22,078
Dong Suh Companies, Inc.	3,150,000	93,112
Fyffes PLC (Ireland) (a)	27,081,800	46,279
Genky Stores, Inc. (a)(c)	432,000	14,835
Greggs PLC	1,595,700	29,224
Halows Co. Ltd. (a)	1,492,900	35,818
Jeronimo Martins SGPS SA (c)	1,835,600	25,807
Kusuri No Aoki Co. Ltd.	920,700	43,851
Majestic Wine PLC (a)(c)	3,800,000	19,742
MARR SpA	376,900	7,680
Metro, Inc. Class A (sub. vtg.) (a)	28,874,799	825,657
Qol Co. Ltd. (a)	1,850,900	21,889
Retail Partners Co. Ltd.	427,000	3,847
Safeway, Inc.:
rights	16,069,900	0
rights	16,069,900	2,893
Sligro Food Group NV	1,096,900	40,348
Sundrug Co. Ltd.	1,838,900	96,872
Tesco PLC	12,017,700	33,894
Total Produce PLC	9,889,200	15,061
Valor Holdings Co. Ltd.	214,600	5,005
Walgreens Boots Alliance, Inc.	145,200	12,296
Welcia Holdings Co. Ltd. (c)	400,000	19,714
Whole Foods Market, Inc.	324,100	9,710
Yaoko Co. Ltd.	1,221,200	49,187
		1,847,640
Food Products - 1.6%
Aryzta AG	1,638,180	73,917
Blue Buffalo Pet Products, Inc. (b)	92,300	1,656
Cranswick PLC	994,064	26,282
Dean Foods Co.	1,620,000	29,338
Devro PLC	2,730,300	11,954
Dutch Lady Milk Industries Bhd	100,000	1,108
Food Empire Holdings Ltd. (a)(b)	48,211,000	8,070
Fresh Del Monte Produce, Inc. (a)	5,551,000	253,292
Hilton Food Group PLC	659,400	4,727
Inventure Foods, Inc. (b)	641,800	5,558
Lifeway Foods, Inc. (b)	110,000	1,249
Nam Yang Dairy Products	11,000	8,102
Omega Protein Corp. (b)	457,900	8,334
Pacific Andes International Holdings Ltd. (b)	114,220,500	2,187
Pacific Andes Resources Development Ltd. (b)	213,890,893	3,502
Patties Food Ltd.	3,438,832	2,864
President Rice Products PCL	1,179,700	1,681
Rocky Mountain Chocolate Factory, Inc. (a)	409,882	4,533
Samyang Genex Co. Ltd.	60,000	11,955
Seaboard Corp. (b)	43,828	147,613
Select Harvests Ltd. (a)	4,916,130	35,421
Sunjin Co. Ltd. (a)	813,630	19,882
Synear Food Holdings Ltd. (b)	38,027,000	0
United Food Holdings Ltd.	2,057,050	249
		663,474
Household Products - 0.0%
Energizer Holdings, Inc.	218,100	9,341
Personal Products - 0.1%
Grape King Bio Ltd.	1,748,000	9,638
Inter Parfums, Inc.	150,000	4,143
Nutraceutical International Corp. (a)(b)	1,050,104	25,728
Oriflame Holding AG (b)(c)	18,797	261
Sarantis SA (a)	2,219,400	17,938
		57,708
Tobacco - 0.0%
Karelia Tobacco Co., Inc. (b)	1,781	459

TOTAL CONSUMER STAPLES		3,074,193

ENERGY - 3.1%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,631,900	10,234
Atwood Oceanics, Inc. (a)(c)	6,450,000	106,748
Boustead Singapore Ltd.	3,816,825	2,609
Carbo Ceramics, Inc. (a)(c)	2,175,800	38,120
Cathedral Energy Services Ltd.	1,470,600	1,305
Divestco, Inc. (b)	3,213,500	147
Farstad Shipping ASA (a)	2,938,400	4,115
FMC Technologies, Inc. (b)	4,986	169
Fugro NV (Certificaten Van Aandelen) (b)	1,755,800	33,306
Geospace Technologies Corp. (a)(b)	1,273,200	19,556
Gulfmark Offshore, Inc. Class A (c)	674,530	4,209
Nabors Industries Ltd.	659,323	6,620
Oil States International, Inc. (b)	2,350,100	70,527
PHX Energy Services Corp. (c)	143,100	281
Precision Drilling Corp.	1,525,600	6,067
ProSafe ASA	8,947,100	24,746
Shinko Plantech Co. Ltd.	1,211,600	9,738
Solstad Offshore ASA	1,059,400	3,242
Total Energy Services, Inc. (a)	2,278,400	25,561
Unit Corp. (a)(b)	4,790,100	60,403
		427,703
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	146,051	6,493
Beach Energy Ltd. (c)	14,597,963	6,631
Boardwalk Pipeline Partners, LP	615,000	7,884
Bonavista Energy Corp. (c)	384,600	859
Contango Oil & Gas Co. (b)	200,000	1,530
Denbury Resources, Inc. (c)	8,401,400	29,741
Eni SpA	16,005,500	261,374
Fuji Kosan Co. Ltd. (a)	706,300	2,879
Fuji Oil Co. Ltd.	2,493,000	7,775
Great Eastern Shipping Co. Ltd.	4,800,000	27,671
Hankook Shell Oil Co. Ltd.	58,000	25,755
HollyFrontier Corp.	292,800	14,338
Marathon Oil Corp.	1,193,362	21,934
Michang Oil Industrial Co. Ltd. (a)	173,900	11,728
Murphy Oil Corp.	2,080,000	59,134
Newfield Exploration Co. (b)	1,870,341	75,169
Stone Energy Corp. (b)	678,902	3,795
Swift Energy Co. (b)(c)	1,605,500	958
Tesoro Corp.	1,405,278	150,266
Tsakos Energy Navigation Ltd.	797,700	7,155
Uehara Sei Shoji Co. Ltd.	896,000	3,646
Ultra Petroleum Corp. (b)(c)	1,754,500	9,615
W&T Offshore, Inc. (c)	1,358,400	4,428
Whiting Petroleum Corp. (b)	327,400	5,641
World Fuel Services Corp.	2,292,258	101,914
WPX Energy, Inc. (b)	890,571	6,109
		854,422

TOTAL ENERGY		1,282,125

FINANCIALS - 11.9%
Banks - 1.4%
ACNB Corp.	121,400	2,562
Allegiance Bancshares, Inc. (a)	640,000	14,835
Bank of Ireland (b)	380,656,800	140,227
BBCN Bancorp, Inc.	2,352,400	39,497
Camden National Corp.	44,368	1,734
Cathay General Bancorp	2,842,000	88,955
Codorus Valley Bancorp, Inc. (a)	504,546	10,399
ConnectOne Bancorp, Inc.	760,700	13,578
Customers Bancorp, Inc. (b)	144,400	3,971
Dimeco, Inc.	26,838	990
Eagle Bancorp, Inc. (b)	507,100	24,138
East West Bancorp, Inc.	797,700	32,219
EFG Eurobank Ergasias SA (b)	14,204,100	484
Farmers & Merchants Bancorp, Inc.	42,500	1,111
First Bancorp, Puerto Rico (b)	7,428,572	28,154
First NBC Bank Holding Co. (b)	435,600	16,200
First Niagara Financial Group, Inc.	986,204	10,207
First West Virginia Bancorp, Inc.	59,800	1,136
German American Bancorp, Inc.	9,972	312
Investors Bancorp, Inc.	2,157,800	26,994
LCNB Corp. (a)	704,813	11,256
Norwood Financial Corp. (a)	192,210	5,505
OFG Bancorp (a)(c)	2,448,242	22,548
Pacific Premier Bancorp, Inc. (b)	840,000	17,934
Popular, Inc.	1,652,900	48,876
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,367,050	6,532
Sparebanken More (primary capital certificate)	230,934	5,504
Sparebanken Nord-Norge	2,164,000	8,914
Stock Yards Bancorp, Inc.	72,100	2,717
Trico Bancshares	368,184	9,705
Wilshire Bancorp, Inc.	1,260,000	13,469
		610,663
Capital Markets - 0.1%
AllianceBernstein Holding LP	665,000	17,117
Federated Investors, Inc. Class B (non-vtg.)	346,200	10,639
State Street Corp.	347,800	23,998
		51,754
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	14,126,000	10,317
EZCORP, Inc. (non-vtg.) Class A (b)	914,500	6,091
Green Dot Corp. Class A (b)	2,371,400	43,966
H&T Group PLC	597,000	1,804
Kruk SA	9,517	453
Nicholas Financial, Inc. (b)	240,200	3,190
Santander Consumer U.S.A. Holdings, Inc. (b)	3,638,807	65,535
SLM Corp. (b)	1,802,600	12,726
Synchrony Financial (b)(c)	3,418,600	105,156
		249,238
Diversified Financial Services - 0.3%
Credit Analysis & Research Ltd.	50,000	993
Leucadia National Corp.	336,900	6,741
Newship Ltd. (b)	2,500	964
NICE Holdings Co. Ltd.	250,000	5,572
Ricoh Leasing Co. Ltd.	848,500	25,704
The NASDAQ OMX Group, Inc.	69,300	4,012
Voya Financial, Inc.	1,994,400	80,913
		124,899
Insurance - 8.2%
Admiral Group PLC	507,100	12,610
AEGON NV	52,802,000	324,018
AFLAC, Inc.	329,800	21,025
Amlin PLC	1,992,000	20,237
April (a)	2,548,200	36,147
Assurant, Inc. (a)	4,787,100	390,292
Axis Capital Holdings Ltd. (a)	6,989,200	377,417
CNO Financial Group, Inc.	1,106,300	21,252
Endurance Specialty Holdings Ltd.	2,387,600	150,729
FBD Holdings PLC	160,700	1,228
Genworth Financial, Inc. Class A (a)(b)	26,750,000	125,190
Hartford Financial Services Group, Inc.	6,182,600	286,007
Hiscox Ltd.	1,171,928	17,479
James River Group Holdings Ltd.	498,600	14,674
Lincoln National Corp.	7,179,700	384,186
MBIA, Inc. (b)	379,800	2,852
MetLife, Inc.	826,500	41,639
National Interstate Corp.	847,600	24,326
National Western Life Group, Inc.	136,670	35,259
NN Group NV	1,234,148	38,773
Primerica, Inc.	481,400	22,929
Progressive Corp.	599,900	19,875
RenaissanceRe Holdings Ltd. (a)	2,846,900	312,106
Torchmark Corp.	781,150	45,315
Unum Group (a)	18,283,100	633,509
Validus Holdings Ltd.	1,730,000	76,639
		3,435,713
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	16,000,000	159,200
Corrections Corp. of America	461,100	13,141
Nsi NV	73,895	322
VEREIT, Inc.	4,294,900	35,476
		208,139
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	476,500	969
Century21 Real Estate Japan Ltd. (c)	107,800	968
Devine Ltd. (b)	1,951,382	830
Leopalace21 Corp. (b)	4,708,900	25,089
Relo Holdings Corp. (a)	1,113,400	119,718
Tejon Ranch Co. (b)	364,000	8,201
		155,775
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	88,700	1,173
BofI Holding, Inc. (b)	146,135	11,692
Farmer Mac Class C (non-vtg.)	629,200	18,473
Genworth MI Canada, Inc.	4,433,700	109,622
Genworth Mortgage Insurance Ltd. (c)	8,005,319	15,293
Lake Sunapee Bank Group	194,300	2,763
Meridian Bancorp, Inc.	1,043,500	14,651
		173,667

TOTAL FINANCIALS		5,009,848

HEALTH CARE - 11.5%
Biotechnology - 1.1%
Amgen, Inc.	2,754,900	435,770
Baxalta, Inc.	1,121,900	38,661
		474,431
Health Care Equipment & Supplies - 1.2%
Apex Biotechnology Corp.	1,400,000	1,822
Arts Optical International Holdings Ltd. (a)	31,194,640	11,567
Atrion Corp.	9,270	3,421
Audika SA (b)	286,400	5,603
Boston Scientific Corp. (b)	1,106,300	20,223
Exactech, Inc. (b)	172,197	2,933
Hoshiiryou Sanki Co. Ltd. (a)	330,500	8,693
Huvitz Co. Ltd.	100,000	1,414
Microlife Corp.	3,130,500	8,003
Mindray Medical International Ltd. sponsored ADR	1,059,200	25,400
Nakanishi, Inc.	624,900	21,307
Pacific Hospital Supply Co. Ltd.	400,000	834
Prim SA (a)	1,592,600	15,604
ResMed, Inc.	217,700	12,542
Span-America Medical System, Inc. (a)	265,400	4,796
St. Jude Medical, Inc.	2,259,300	144,166
St.Shine Optical Co. Ltd.	2,224,000	33,704
Supermax Corp. Bhd	26,193,300	13,702
Techno Medica Co. Ltd.	42,700	975
Top Glove Corp. Bhd	1,000,000	2,209
Utah Medical Products, Inc. (a)	390,200	23,010
Zimmer Biomet Holdings, Inc.	1,145,844	119,821
		481,749
Health Care Providers & Services - 8.1%
A/S One Corp.	199,400	7,078
Aetna, Inc.	4,708,900	540,488
Almost Family, Inc. (a)(b)	855,000	35,380
Amedisys, Inc. (b)	398,900	15,788
Anthem, Inc.	2,066,200	287,512
Community Health Systems, Inc. (b)	800,000	22,432
Diversicare Healthcare Services, Inc.	39,900	376
DVx, Inc. (a)	773,600	7,622
Farmacol SA (b)	47,700	790
Grupo Casa Saba SA de CV (b)	11,903,400	0
Hanger, Inc. (a)(b)	2,780,000	40,088
Hi-Clearance, Inc.	1,489,000	4,123
LHC Group, Inc. (a)(b)	1,324,800	59,702
Lifco AB	913,300	20,289
Medica Sur SA de CV	376,900	1,141
MEDNAX, Inc. (b)	183,700	12,945
National Healthcare Corp.	6,147	401
Pelion SA (a)	580,100	9,130
The Ensign Group, Inc.	604,000	25,465
Triple-S Management Corp. (a)(b)	2,158,434	44,442
Tsukui Corp. (a)	2,350,100	25,239
U.S. Physical Therapy, Inc.	140,300	6,883
United Drug PLC (United Kingdom)	9,673,119	70,862
UnitedHealth Group, Inc.	18,234,000	2,147,605
Wellcare Health Plans, Inc. (b)	125,600	11,128
WIN-Partners Co. Ltd. (a)	1,400,500	19,728
		3,416,637
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (b)	83,800	520
ND Software Co. Ltd. (a)	1,334,900	15,409
		15,929
Pharmaceuticals - 1.0%
Biofermin Pharmaceutical Co. Ltd.	25,400	739
Bliss Gvs Pharma Ltd. (b)	4,400,030	11,675
Daewon Pharmaceutical Co. Ltd. (a)	1,679,963	30,604
Daewoong Co. Ltd.	70,000	3,905
DongKook Pharmaceutical Co. Ltd. (a)	623,700	26,930
FDC Ltd.	3,600,000	13,189
Fuji Pharma Co. Ltd.	284,400	4,963
Genomma Lab Internacional SA de CV (b)	1,395,224	1,025
Indivior PLC	17,217,500	54,571
Jeil Pharmaceutical Co.	350,000	7,480
Kwang Dong Pharmaceutical Co. Ltd. (a)	3,100,000	31,631
Kyung Dong Pharmaceutical Co. Ltd.	48,531	929
Mylan N.V.	414,900	18,293
Pharmstandard OJSC (b)	18,797	319
Phibro Animal Health Corp. Class A	299,200	9,981
Recordati SpA	6,208,500	154,362
Torrent Pharmaceuticals Ltd.	150,000	3,525
Tsumura & Co.	1,122,400	27,045
Whanin Pharmaceutical Co. Ltd. (a)	1,750,000	31,727
		432,893

TOTAL HEALTH CARE		4,821,639

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.2%
AAR Corp.	6,239	142
Aerojet Rocketdyne Holdings, Inc. (b)	1,175,175	19,907
BWX Technologies, Inc.	1,354,822	38,341
Engility Holdings, Inc.	845,400	27,213
KLX, Inc. (b)	72,600	2,839
Textron, Inc.	226,450	9,549
		97,991
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(b)	224,800	4,892
Atlas Air Worldwide Holdings, Inc. (a)(b)	1,670,300	68,883
Hub Group, Inc. Class A (b)	443,997	17,751
Yusen Logistics Co. Ltd. (a)	3,331,100	38,864
		130,390
Building Products - 0.0%
Kondotec, Inc. (a)	1,649,900	10,596
Commercial Services & Supplies - 0.8%
1010 Printing Group Ltd.	21,303,640	3,023
ABM Industries, Inc.	10,600	301
AJIS Co. Ltd. (a)	494,700	15,036
Asia File Corp. Bhd	4,480,000	4,654
CECO Environmental Corp.	737,500	6,579
Civeo Corp. (a)	10,635,500	19,782
Essendant, Inc. (a)	2,167,744	74,939
Fursys, Inc. (a)	950,000	28,872
Matthews International Corp. Class A	190,000	10,969
Mears Group PLC	1,573,715	10,044
Mitie Group PLC (a)	20,430,205	101,226
Moleskine SpA	329,600	603
Multi-Color Corp.	50,000	3,892
Nac Co. Ltd. (a)(c)	1,148,000	7,873
NICE Total Cash Management Co., Ltd. (a)	1,450,000	10,261
Prestige International, Inc.	762,100	7,450
Relia, Inc.	49,900	473
RPS Group PLC	565,100	2,047
The Brink's Co.	118,614	3,675
VICOM Ltd.	3,122,700	13,651
West Corp.	1,277,700	30,422
		355,772
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)(b)	8,178,895	241,032
Arcadis NV	1,177,300	29,711
Astaldi SpA (c)	2,627,900	21,153
Ausdrill Ltd.	2,322,292	568
Boustead Projects Pte Ltd. (b)	1,145,087	690
C-Cube Corp.	357,600	1,297
Daiichi Kensetsu Corp. (a)	1,915,500	18,795
Engineers India Ltd.	1,700,000	5,086
Geumhwa PSC Co. Ltd. (a)	325,000	11,699
Jacobs Engineering Group, Inc. (b)	214,800	8,622
Kyeryong Construction Industrial Co. Ltd. (a)(b)	700,000	5,879
Meisei Industrial Co. Ltd.	1,223,800	5,742
Mirait Holdings Corp.	1,708,400	14,804
MYR Group, Inc. (b)	20,000	450
Nippon Rietec Co. Ltd. (a)	1,296,000	9,251
Sanyo Engineering & Construction, Inc.	339,000	1,614
Severfield PLC	3,061,033	2,914
Shinnihon Corp.	1,744,800	8,267
ShoLodge, Inc. (a)(b)	459,727	0
Sterling Construction Co., Inc. (a)(b)	1,755,800	6,795
Tutor Perini Corp. (b)	628,000	10,538
United Integration Services Co. Ltd.	5,143,500	6,076
Vianini Lavori SpA	659,400	4,931
		415,914
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,697,000	5,056
Aros Quality Group AB	803,700	10,607
AZZ, Inc. (a)	1,377,500	76,217
Bharat Heavy Electricals Ltd.	21,000,000	63,697
Chiyoda Integre Co. Ltd.	482,600	11,652
EnerSys	276,600	16,870
FW Thorpe PLC	4,845,000	16,058
Graphite India Ltd.	1,000,000	1,113
Hammond Power Solutions, Inc. Class A	406,000	1,897
I-Sheng Electric Wire & Cable Co. Ltd. (a)	12,500,000	12,186
Jinpan International Ltd.	95,300	395
Korea Electric Terminal Co. Ltd. (a)	700,000	60,450
Servotronics, Inc. (a)	150,700	1,055
TKH Group NV unit	1,723,200	65,289
		342,542
Industrial Conglomerates - 1.5%
DCC PLC (United Kingdom) (a)	7,493,000	601,240
General Electric Co.	335,210	9,694
Reunert Ltd.	1,883,700	9,185
		620,119
Machinery - 1.6%
Aalberts Industries NV (a)	8,723,900	283,624
Allison Transmission Holdings, Inc.	391,130	11,225
ASL Marine Holdings Ltd. (a)	31,129,500	7,620
CKD Corp.	1,469,200	13,359
Colfax Corp. (b)	10,400	280
Foremost Income Fund (b)	2,141,103	8,326
Gencor Industries, Inc. (a)(b)	410,200	3,971
Global Brass & Copper Holdings, Inc.	293,125	6,592
Hillenbrand, Inc.	484,000	14,360
Hurco Companies, Inc. (a)	519,900	13,970
Hwacheon Machine Tool Co. Ltd. (a)	219,900	11,979
Hyster-Yale Materials Handling:
Class A (a)	229,800	13,448
Class B (a)(b)	310,000	18,141
Ihara Science Corp. (a)	1,091,800	7,766
ITT Corp.	23,000	910
Jaya Holdings Ltd. (a)(b)	68,568,800	1,218
Joy Global, Inc.	4,986	86
Kyowakogyosyo Co. Ltd. (a)	346,000	1,777
Manitowoc Co., Inc.	20,300	311
Maruzen Co. Ltd. (a)	1,760,000	14,581
Metka SA	799,400	7,674
Mincon Group PLC	2,256,890	1,638
Mirle Automation Corp.	4,200,000	3,706
Nadex Co. Ltd. (a)	882,000	4,818
Nakano Refrigerators Co. Ltd.	18,800	467
Nitchitsu Co. Ltd.	425,000	704
Oshkosh Corp. (c)	2,166,300	89,013
Semperit AG Holding	495,900	17,177
SIMPAC, Inc.	583,000	3,288
Takamatsu Machinery Co. Ltd.	390,200	3,270
Techno Smart Corp. (a)	993,000	3,384
Terex Corp.	1,163,000	23,330
Tocalo Co. Ltd. (a)	872,400	17,512
TriMas Corp. (b)	1,975,335	39,526
Trinity Industrial Corp.	799,000	3,139
Valmet Corp.	133,984	1,413
		653,603
Marine - 0.0%
Tokyo Kisen Co. Ltd. (a)	918,000	4,867
Professional Services - 0.5%
Akka Technologies SA (a)	1,225,155	33,816
Boardroom Ltd.	2,852,542	1,164
CBIZ, Inc. (b)	1,006,000	10,815
Clarius Group Ltd. (b)	3,574,717	557
CRA International, Inc. (b)	174,500	4,083
Exova Group Ltd. PLC	2,850,000	6,535
ICF International, Inc. (b)	356,566	10,936
McMillan Shakespeare Ltd.	94,511	842
Sporton International, Inc.	305,803	1,856
Stantec, Inc.	3,861,300	96,916
Synergie SA	141,200	3,781
TrueBlue, Inc. (b)	227,600	6,594
VSE Corp. (a)	451,600	25,949
		203,844
Road & Rail - 0.6%
Alps Logistics Co. Ltd. (a)	1,582,800	18,718
Chilled & Frozen Logistics Holdings Co. Ltd. (a)(b)	1,380,096	9,953
CSX Corp.	792,780	21,397
Daqin Railway Co. Ltd. (A Shares)	26,000,000	37,462
Hamakyorex Co. Ltd. (a)	1,388,700	28,040
Higashi Twenty One Co. Ltd.	277,300	815
Knight Transportation, Inc.	4,986	127
Roadrunner Transportation Systems, Inc. (b)	1,616,587	17,200
Sakai Moving Service Co. Ltd. (a)	721,700	36,062
Trancom Co. Ltd. (a)	947,900	45,687
Universal Truckload Services, Inc. (a)	1,579,116	25,234
		240,695
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,365,800	19,423
AerCap Holdings NV (b)	374,436	15,539
Goodfellow, Inc. (a)	801,200	5,821
Hanwa Co. Ltd.	597,000	2,469
HERIGE	67,653	1,882
Houston Wire & Cable Co. (a)	1,158,400	7,182
KS Energy Services Ltd. (b)	14,599,000	3,749
Meiwa Corp.	1,433,400	5,201
Mitani Shoji Co. Ltd.	753,500	18,666
MRC Global, Inc. (b)	1,446,330	17,211
Otec Corp.	137,800	978
Parker Corp. (a)	2,462,000	7,556
Richelieu Hardware Ltd. (c)	321,400	16,893
Senshu Electric Co. Ltd. (a)	991,800	14,285
Strongco Corp. (a)(b)	941,488	1,260
Tanaka Co. Ltd.	40,500	234
TECHNO ASSOCIE Co. Ltd.	282,700	2,702
Titan Machinery, Inc. (b)	1,064,204	13,015
Totech Corp. (a)	989,100	7,123
Veritiv Corp. (b)	189,342	7,952
Willis Lease Finance Corp. (b)	18,449	288
		169,429
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (a)	1,432,500	8,203
Meiko Transportation Co. Ltd.	918,000	7,698
Sinwa Ltd. (a)	22,606,600	3,531
Wesco Aircraft Holdings, Inc. (b)	740,800	9,230
		28,662

TOTAL INDUSTRIALS		3,274,424

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 0.3%
Bel Fuse, Inc. Class A (a)	199,400	3,170
Black Box Corp. (a)	1,650,000	20,147
ClearOne, Inc.	192,900	2,326
Ixia (b)	35,652	514
Juniper Networks, Inc.	173,990	5,462
NETGEAR, Inc. (a)(b)	1,675,000	69,345
Tessco Technologies, Inc. (a)	580,600	12,680
		113,644
Electronic Equipment & Components - 3.6%
A&D Co. Ltd. (a)	1,139,200	4,185
AAC Technology Holdings, Inc.	377,000	2,391
Beijer Electronics AB	118,800	730
CDW Corp.	889,300	39,743
Corning, Inc.	1,550,000	28,830
DigiTech Systems Co., Ltd. (b)	725,000	0
Dolby Laboratories, Inc. Class A	9,972	346
Dynapack International Technology Corp.	3,200,000	5,264
Elec & Eltek International Co. Ltd.	1,652,600	1,249
Elematec Corp. (a)	1,101,900	27,004
Excel Co. Ltd. (a)(c)	835,500	10,767
Fabrinet (b)	379,100	8,215
FLIR Systems, Inc.	250,000	6,668
Hi-P International Ltd.	19,353,200	7,184
Hon Hai Precision Industry Co. Ltd. (Foxconn)	165,887,400	442,503
Huan Hsin Holdings Ltd. (b)	3,681,400	44
IDIS Holdings Co. Ltd. (a)	800,000	11,981
Image Sensing Systems, Inc. (b)	95,600	360
Insight Enterprises, Inc. (b)	1,162,300	29,522
Intelligent Digital Integrated Security Co. Ltd. (a)	941,210	16,363
INTOPS Co. Ltd. (a)	859,900	12,803
Isra Vision AG (a)	402,100	23,917
Keysight Technologies, Inc. (b)	3,465,300	114,632
Kingboard Chemical Holdings Ltd. (a)	86,834,000	122,459
Kingboard Laminates Holdings Ltd.	8,264,500	3,442
Lumax International Corp. Ltd.	1,800,000	2,578
Mesa Laboratories, Inc. (a)	284,700	31,844
Multi-Fineline Electronix, Inc. (b)	977,644	18,165
Muramoto Electronic Thailand PCL (For. Reg.) (a)	1,412,600	9,539
Neonode, Inc. (a)(b)(c)	3,044,351	7,672
Nippo Ltd. (a)	837,621	2,802
Orbotech Ltd. (b)	918,300	15,198
Pinnacle Technology Holdings Ltd. (b)	8,759,200	7,589
Redington India Ltd. (b)	4,700,000	8,542
ScanSource, Inc. (a)(b)	2,278,600	78,634
Shibaura Electronics Co. Ltd. (a)	714,300	10,203
Sigmatron International, Inc. (a)(b)	264,200	1,744
Simplo Technology Co. Ltd.	9,000,000	32,019
SYNNEX Corp. (a)	3,218,383	284,634
Taitron Components, Inc. Class A (sub. vtg.) (b)	90,000	89
Tomen Devices Corp. (a)	624,400	10,303
Tripod Technology Corp.	600,000	928
TTM Technologies, Inc. (b)	1,514,733	11,058
UKC Holdings Corp. (a)	1,441,700	28,887
Universal Security Instruments, Inc. (a)(b)	134,851	642
VST Holdings Ltd. (a)	137,095,800	40,247
Wireless Telecom Group, Inc. (b)	461,500	729
		1,524,648
Internet Software & Services - 0.2%
Bankrate, Inc. (b)	1,107,140	13,142
Gabia, Inc. (a)	1,255,000	6,518
HomeAway, Inc. (b)	263,000	8,300
Liquidity Services, Inc. (b)(c)	398,900	3,267
Melbourne IT Ltd. (a)	7,290,905	9,908
NetGem SA	941,800	2,434
Rackspace Hosting, Inc. (b)	282,700	7,308
Rentabiliweb Group SA (b)	84,700	638
Softbank Technology Corp.	142,400	1,497
Stamps.com, Inc. (b)	347,604	26,282
		79,294
IT Services - 5.0%
ALTEN	813,700	42,234
Amdocs Ltd.	7,509,850	447,362
Argo Graphics, Inc.	423,600	6,143
Blackhawk Network Holdings, Inc. (b)	1,892,086	80,565
Calian Technologies Ltd. (a)	715,000	8,306
Cardtronics, Inc. (b)	448,800	15,484
CGI Group, Inc. Class A (sub. vtg.) (b)	314,500	11,682
Computer Sciences Corp.	4,156,900	276,808
Computer Services, Inc.	259,000	10,026
CSE Global Ltd. (a)	45,079,600	15,912
Data#3 Ltd.	3,107,947	2,584
Dimerco Data System Corp.	510,000	355
eClerx Services Ltd. (b)	1,350,000	37,631
EOH Holdings Ltd. (a)	7,330,400	81,043
EPAM Systems, Inc. (b)	114,200	8,833
Estore Corp.	157,300	1,756
EVERTEC, Inc.	1,788,400	32,620
ExlService Holdings, Inc. (b)	326,106	14,433
Genpact Ltd. (b)	435,600	10,794
Heartland Payment Systems, Inc.	1,495,800	110,689
HIQ International AB	721,100	4,094
Indra Sistemas (a)(b)(c)	15,068,900	161,712
Know IT AB (a)	1,585,800	10,116
Leidos Holdings, Inc.	1,106,700	58,179
Luxoft Holding, Inc. (b)	114,800	7,650
ManTech International Corp. Class A	762,078	22,024
Mastek Ltd. (a)(b)	1,650,000	3,783
MoneyGram International, Inc. (b)	483,300	4,886
NCI, Inc. Class A (a)	824,130	12,807
Net 1 UEPS Technologies, Inc. (b)	659,400	11,230
Neustar, Inc. Class A (b)(c)	1,266,400	34,433
Rolta India Ltd. (b)	2,699,942	4,049
Science Applications International Corp.	548,500	25,154
Societe Pour L'Informatique Industrielle SA (a)	1,836,600	16,157
Softcreate Co. Ltd.	409,900	3,224
Sopra Steria Group	17,556	1,998
The Western Union Co.	19,890,700	382,896
Total System Services, Inc.	100,000	5,245
TravelSky Technology Ltd. (H Shares)	1,939,000	2,860
Unisys Corp. (b)	626,070	8,389
Vantiv, Inc. (b)	553,300	27,748
Xerox Corp.	9,133,300	85,762
		2,109,656
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(b)	1,765,000	15,673
Axell Corp. (a)	847,600	9,613
Lasertec Corp.	470,900	5,139
Leeno Industrial, Inc.	600,000	22,991
Marvell Technology Group Ltd.	511,030	4,196
Melexis NV (a)	2,767,800	134,984
Micron Technology, Inc. (b)	797,900	13,213
Miraial Co. Ltd.	199,200	1,932
Nextchip Co. Ltd. (b)	112,292	659
Phison Electronics Corp.	1,900,000	13,783
Powertech Technology, Inc.	9,000,000	19,960
Telechips, Inc. (a)	1,058,800	7,140
Trio-Tech International (a)(b)	263,700	646
Varitronix International Ltd.	8,006,000	5,462
Y.A.C. Co., Ltd.	424,400	3,327
		258,718
Software - 5.6%
Activision Blizzard, Inc.	256,560	8,918
AdaptIT Holdings Ltd.	2,913,400	2,341
ANSYS, Inc. (a)(b)	4,591,400	437,606
AVG Technologies NV (b)	557,000	13,201
Axway Software SA	46,100	1,228
Cybernet Systems Co. Ltd.	1,146,800	3,792
Ebix, Inc. (a)(c)	3,075,578	85,286
Geodesic Ltd. (a)(b)	4,873,000	0
ICT Automatisering NV (a)	775,900	5,904
IGE + XAO SA	36,700	2,607
InfoVine Co. Ltd. (a)	175,000	4,223
init innovation in traffic systems AG	38,205	855
Jorudan Co. Ltd. (a)	482,100	3,043
King Digital Entertainment PLC (c)	283,100	4,235
KPIT Cummins Infosystems Ltd. (b)	9,000,000	18,780
KSK Co., Ltd. (a)	588,800	5,508
Majesco Ltd. (a)(b)	1,575,661	8,780
Micro Focus International PLC	349,943	6,776
Microsoft Corp.	19,943,700	1,049,836
NIIT Technologies Ltd. (b)	2,018,000	17,436
Nuance Communications, Inc. (b)	654,540	11,108
Nucleus Software Exports Ltd. (a)(b)	2,200,000	8,119
Oracle Corp.	12,164,520	472,470
Parametric Technology Corp. (b)	361,100	12,797
Pro-Ship, Inc.	139,800	2,484
RealPage, Inc. (b)	461,000	7,791
Reckon Ltd. (c)	95,345	161
Rovi Corp. (b)	688,300	6,298
RS Software (India) Ltd. (b)	600,000	1,171
Software AG (Bearer)	3,210,900	93,338
Sword Group (a)	556,854	14,568
Symantec Corp.	561,660	11,570
Synopsys, Inc. (b)	322,800	16,134
Vitec Software Group AB	192,900	6,774
Zensar Technologies Ltd. (b)	800,000	11,762
		2,356,900
Technology Hardware, Storage & Peripherals - 3.5%
Avid Technology, Inc. (b)(c)	1,161,800	9,817
Compal Electronics, Inc.	72,000,000	45,021
EMC Corp.	595,230	15,607
HP, Inc.	6,981,600	188,224
Lexmark International, Inc. Class A	2,218,700	72,086
QLogic Corp. (b)	1,205,166	14,944
Quantum Corp. (b)	6,207,700	5,214
Seagate Technology LLC (a)	27,547,700	1,048,465
Silicon Graphics International Corp. (b)	900,750	3,936
Super Micro Computer, Inc. (b)	1,704,800	48,092
TPV Technology Ltd.	77,132,000	11,293
		1,462,699

TOTAL INFORMATION TECHNOLOGY		7,905,559

MATERIALS - 2.5%
Chemicals - 1.7%
Aditya Birla Chemicals India Ltd. (a)	2,300,000	7,971
C. Uyemura & Co. Ltd.	425,300	22,163
Chase Corp. (a)	835,100	37,087
Core Molding Technologies, Inc. (b)	339,200	6,798
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)(b)	7,569,000	16,782
Deepak Nitrite Ltd. (b)	5,000,000	4,948
EcoGreen International Group Ltd. (a)	46,294,400	10,584
FMC Corp.	2,754,800	112,148
Fujikura Kasei Co., Ltd. (a)	3,004,300	14,111
Fuso Chemical Co. Ltd.	1,241,200	15,735
Gujarat Narmada Valley Fertilizers Co. (a)(b)	13,541,878	12,651
Gujarat State Fertilizers & Chemicals Ltd.(a)(b)	31,500,000	34,770
Honshu Chemical Industry Co. Ltd. (a)	874,000	9,198
Huabao International Holdings Ltd.	4,769,000	1,989
Innospec, Inc.	797,200	44,037
Intrepid Potash, Inc. (b)	844,782	3,261
KPC Holdings Corp.	43,478	2,647
KPX Chemical Co. Ltd.	163,083	8,127
KPX Green Chemical Co. Ltd.	369,165	1,432
Kraton Performance Polymers, Inc. (b)	265,700	5,418
Miwon Chemicals Co. Ltd. (b)	55,095	2,287
Miwon Commercial Co. Ltd. (b)	13,819	2,251
Muto Seiko Co. Ltd.	275,400	1,393
Nano Chem Tech, Inc.	125,000	277
Nuplex Industries Ltd.	4,581,195	13,215
PolyOne Corp.	518,000	17,322
RPM International, Inc.	145,200	6,637
SK Kaken Co. Ltd.	358,000	34,867
Soda Aromatic Co. Ltd.	276,500	2,083
Soken Chemical & Engineer Co. Ltd. (a)	739,100	6,095
T&K Toka Co. Ltd. (a)	753,400	13,843
Thai Carbon Black PCL (For. Reg.) (b)	12,714,400	8,817
Thai Rayon PCL:
unit	94,900	81
(For. Reg.)	3,013,700	2,580
The Chemours Co. LLC	274,200	1,900
Tronox Ltd. Class A	700,657	4,351
UPL Ltd.	1,000,000	7,005
Yara International ASA	4,179,700	189,733
Yip's Chemical Holdings Ltd. (a)	28,470,000	11,681
		698,275
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (b)	781,300	4,332
Mitani Sekisan Co. Ltd. (a)	1,648,200	22,569
Titan Cement Co. SA (Reg.)	539,685	11,840
		38,741
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	2,114,600	969
Ball Corp.	230,178	15,767
Chuoh Pack Industry Co. Ltd. (a)	468,000	5,226
Kohsoku Corp. (a)	1,926,000	14,179
Samhwa Crown & Closure Co. Ltd.	50,000	1,905
Sealed Air Corp.	461,000	22,644
Silgan Holdings, Inc.	826,500	42,044
Sonoco Products Co.	353,333	15,084
The Pack Corp.(a)	1,827,400	43,314
		161,132
Metals & Mining - 0.3%
Alconix Corp. (a)	1,173,600	16,448
Blue Earth Refineries, Inc. (b)	261,309	0
Chubu Steel Plate Co. Ltd.	459,100	1,935
Compania de Minas Buenaventura SA sponsored ADR	2,500,400	16,028
Freeport-McMoRan, Inc.	472,875	5,566
Handy & Harman Ltd. (b)	4,160	99
Hill & Smith Holdings PLC	1,977,700	20,808
Orosur Mining, Inc. (b)	3,296,300	391
Orvana Minerals Corp. (b)	847,622	117
Pacific Metals Co. Ltd. (b)(c)	4,223,000	11,301
Tohoku Steel Co. Ltd. (a)	693,400	6,796
Tokyo Kohtetsu Co. Ltd. (a)	1,318,500	6,803
Tokyo Tekko Co. Ltd. (a)	4,223,000	19,574
Universal Stainless & Alloy Products, Inc. (b)	49,900	434
Webco Industries, Inc. (b)	8,439	456
		106,756
Paper & Forest Products - 0.0%
Cardinal Co. Ltd.	70,700	446
Stella-Jones, Inc. (b)	600,000	22,080
		22,526

TOTAL MATERIALS		1,027,430

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	1,425,500	1,404
Asia Satellite Telecommunications Holdings Ltd.	378,500	563
		1,967
UTILITIES - 0.4%
Electric Utilities - 0.1%
Exelon Corp.	1,725,000	48,162
Gas Utilities - 0.1%
GAIL India Ltd.	3,500,000	16,482
Hokuriku Gas Co.	1,695,000	3,902
K&O Energy Group, Inc.	595,200	7,610
Keiyo Gas Co. Ltd.	572,000	2,727
KyungDong City Gas Co. Ltd.	153,670	14,199
Kyungnam Energy Co. Ltd.	200,000	1,419
Star Gas Partners LP	1,000,000	7,840
		54,179
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (a)	22,630,800	13,269
Talen Energy Corp. (b)	2,468,000	21,422
		34,691
Multi-Utilities - 0.1%
CMS Energy Corp.	773,680	27,907
Water Utilities - 0.0%
Manila Water Co., Inc.	5,729,300	2,915

TOTAL UTILITIES		167,854

TOTAL COMMON STOCKS
(Cost $20,131,925)		37,914,270

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,296
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,883,600	19,035
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $16,496)		20,331
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 pay-in-kind (Cost $21,071)	13,259	2,858
	Shares	Value (000s)

Money Market Funds - 11.2%
Fidelity Cash Central Fund, 0.18% (d)	4,126,983,586	4,126,984
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	582,280,017	582,280
TOTAL MONEY MARKET FUNDS
(Cost $4,709,264)		4,709,264
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $24,878,756)		42,646,723
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(636,826)
NET ASSETS - 100%		$42,009,897

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,843
Fidelity Securities Lending Cash Central Fund	4,750
Total	$6,593

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$4,590	$--	$11	$43	$4,185
Aalberts Industries NV	274,598	--	758	--	283,624
Abbey PLC	31,427	--	94	154	33,001
Abercrombie & Fitch Co. Class A	140,399	--	384	1,398	147,669
Accell Group NV	48,781	--	136	--	46,288
Aditya Birla Chemicals India Ltd.	8,172	--	--	173	7,971
AECOM Technology Corp.	253,561	3,081	4,490	--	241,032
Aeropostale, Inc.	11,823	--	7,473	--	--
Air T, Inc.	5,035	--	13	--	4,892
AJIS Co. Ltd.	14,551	--	47	--	15,036
Akka Technologies SA	40,883	--	107	--	33,816
Alconix Corp.	18,299	--	45	194	16,448
Allegiance Bancshares, Inc.	--	13,946	--	--	14,835
Almost Family, Inc.	37,748	--	357	--	35,380
Alpha & Omega Semiconductor Ltd.	15,062	--	1,343	--	15,673
Alps Logistics Co. Ltd.	20,415	--	52	208	18,718
Ambassadors Group, Inc.	2,842	--	3,187	--	--
ANSYS, Inc.	433,504	--	1,199	--	437,606
April	34,520	--	109	--	36,147
Ark Restaurants Corp.	4,734	--	12	48	4,588
Arts Optical International Holdings Ltd.	12,106	--	31	153	11,567
ASL Marine Holdings Ltd.	8,533	--	21	--	7,620
Assurant, Inc.	360,661	--	3,587	1,440	390,292
ASTI Corp.	2,228	--	214	--	1,813
Atlas Air Worldwide Holdings, Inc.	82,326	--	185	--	68,883
Atwood Oceanics, Inc.	117,000	15,445	283	1,612	106,748
Axell Corp.	11,995	--	30	32	9,613
Axis Capital Holdings Ltd.	404,549	--	2,133	2,027	377,417
AZZ, Inc.	71,487	--	200	207	76,217
Barratt Developments PLC	767,988	--	6,286	23,873	725,169
Bel Fuse, Inc. Class A	4,111	--	222	12	3,170
Belc Co. Ltd.	66,533	--	162	322	70,049
Belluna Co. Ltd.	57,188	--	136	446	54,282
Best Buy Co., Inc.	1,019,021	3,341	19,117	7,281	1,091,146
Black Box Corp.	25,970	--	128	182	20,147
BMTC Group, Inc.	60,706	--	170	403	57,245
Buffalo Co. Ltd.	731	--	2	12	701
Cal Dive International, Inc.	33	--	38	--	--
Calian Technologies Ltd.	10,340	--	26	131	8,306
Carbo Ceramics, Inc.	71,675	--	129	218	38,120
Chase Corp.	32,018	--	93	--	37,087
Chilled & Frozen Logistics Holdings Co. Ltd. (formerly Hutech Norin Co. Ltd.)	8,174	--	21	101	9,953
Chuoh Pack Industry Co. Ltd.	4,904	--	10	70	5,226
Cinderella Media Group Ltd.	5,949	--	13	--	5,495
Civeo Corp.	20,459	2,006	52	--	19,782
Clip Corp.	2,669	--	8	--	2,709
Codorus Valley Bancorp, Inc.	9,961	--	28	62	10,399
Cosmos Pharmaceutical Corp.	187,035	--	482	--	180,388
Create SD Holdings Co. Ltd.	124,773	--	296	--	120,416
CSE Global Ltd.	17,630	--	45	402	15,912
Daewon Pharmaceutical Co. Ltd.	34,578	--	--	--	30,604
Daiichi Kensetsu Corp.	20,366	--	54	--	18,795
DCC PLC (United Kingdom)	593,760	--	1,569	--	601,240
Deepak Fertilisers and Petrochemicals Corp. Ltd.	16,720	--	--	--	16,782
DongKook Pharmaceutical Co. Ltd.	34,394	--	1,298	--	26,930
DVx, Inc.	8,933	--	19	--	7,622
Ebix, Inc.	97,038	--	1,535	235	85,286
EcoGreen International Group Ltd.	12,396	--	31	132	10,584
Educational Development Corp.	1,700	--	256	32	4,017
Elematec Corp.	25,776	--	74	330	27,004
Endurance Specialty Holdings Ltd.	166,380	--	417	838	--
EOH Holdings Ltd.	100,360	--	426	685	81,043
Essendant, Inc.	80,696	--	799	304	74,939
Excel Co. Ltd.	13,278	--	30	107	10,767
Farstad Shipping ASA	8,658	--	16	--	4,115
First Juken Co. Ltd.	17,668	--	46	219	16,736
Folli Follie SA	101,818	--	247	1,356	82,113
Food Empire Holdings Ltd.	8,282	--	22	--	8,070
Foremost Income Fund	8,325	--	--	--	--
Fresh Del Monte Produce, Inc.	219,996	--	624	696	253,292
Fuji Kosan Co. Ltd.	3,206	--	8	--	2,879
Fujikura Kasei Co., Ltd.	13,516	--	39	158	14,111
Fursys, Inc.	28,393	--	--	--	28,872
Fyffes PLC (Ireland)	41,727	--	132	252	46,279
Gabia, Inc.	6,135	--	--	--	6,518
GameStop Corp. Class A	346,709	--	911	2,722	347,391
Gencor Industries, Inc.	4,030	--	94	--	3,971
Genky Stores, Inc.	27,461	--	393	--	14,835
Genworth Financial, Inc. Class A	184,627	2,334	378	--	125,190
Geodesic Ltd.	0	--	--	--	0
Geospace Technologies Corp.	22,267	--	56	--	19,556
Geumhwa PSC Co. Ltd.	13,184	--	--	--	11,699
Gildan Activewear, Inc.	418,291	--	53,312	713	--
Global Brass & Copper Holdings, Inc.	19,375	--	16,284	36	--
Goodfellow, Inc.	5,591	--	16	--	5,821
Guess?, Inc.	165,690	10,487	511	1,816	169,379
Gujarat Narmada Valley Fertilizers Co.	13,618	--	--	--	12,651
Gujarat State Fertilizers & Chemicals Ltd.	35,961	--	--	1,045	34,770
Gulfmark Offshore, Inc. Class A	23,790	--	15,120	--	--
Halows Co. Ltd.	25,090	--	80	89	35,818
Hamakyorex Co. Ltd.	26,715	--	71	130	28,040
Hampshire Group Ltd.	212	--	--	--	127
Handsome Co. Ltd.	83,048	--	8,210	--	74,007
Hanger, Inc.	57,876	2,258	133	--	40,088
Hanwha Galleria Timeworld Co. Ltd.	39,235	--	33,600	--	--
Helen of Troy Ltd.	228,641	--	639	--	257,688
Hiday Hidaka Corp.	40,481	--	116	222	41,080
Honshu Chemical Industry Co. Ltd.	10,002	--	20	66	9,198
Hoshiiryou Sanki Co. Ltd.	8,771	--	22	50	8,693
Houston Wire & Cable Co.	10,734	--	25	139	7,182
HTL International Holdings Ltd.	4,283	--	15	--	6,844
Hurco Companies, Inc.	16,320	--	43	42	13,970
Huvitz Co. Ltd.	12,997	--	10,638	--	--
Hwacheon Machine Tool Co. Ltd.	12,522	--	--	--	11,979
Hyster-Yale Materials Handling Class A	15,591	--	36	66	13,448
Hyster-Yale Materials Handling Class B	20,978	--	--	88	18,141
I-Sheng Electric Wire & Cable Co. Ltd.	13,148	--	--	--	12,186
IA Group Corp.	5,216	--	11	72	4,948
ICT Automatisering NV	5,896	--	16	--	5,904
IDIS Holdings Co. Ltd.	12,624	--	--	--	11,981
Ihara Science Corp.	8,834	--	25	--	7,766
Indra Sistemas	169,695	--	463	--	161,712
InfoVine Co. Ltd.	5,103	--	--	--	4,223
Intage Holdings, Inc.	31,087	--	119	--	26,175
Intelligent Digital Integrated Security Co. Ltd.	15,377	--	--	--	16,363
INTOPS Co. Ltd.	11,689	--	--	--	12,803
INZI Controls Co. Ltd.	6,514	--	--	--	6,798
Isewan Terminal Service Co. Ltd.	8,195	--	22	118	8,203
Isra Vision AG	23,885	--	69	--	23,917
Jaya Holdings Ltd.	1,855	--	4	--	1,218
Jeil Pharmaceutical Co.	18,836	--	9,242	--	--
JLM Couture, Inc.	472	--	1	--	615
Jorudan Co. Ltd.	4,190	--	9	47	3,043
Jumbo SA	80,910	--	291	--	107,535
Kingboard Chemical Holdings Ltd.	146,025	--	321	2,241	122,459
Know IT AB	10,231	--	29	--	10,116
Kohsoku Corp.	14,026	--	40	173	14,179
Kondotec, Inc.	10,267	--	28	136	10,596
Korea Electric Terminal Co. Ltd.	61,233	--	--	--	60,450
KSK Co., Ltd.	5,260	--	14	--	5,508
Kwang Dong Pharmaceutical Co. Ltd.	38,549	--	--	--	31,631
Kyeryong Construction Industrial Co. Ltd.	8,226	--	1,400	--	5,879
Kyoto Kimono Yuzen Co. Ltd.	11,861	--	2,342	108	9,335
Kyowakogyosyo Co. Ltd.	2,066	--	5	--	1,777
LCNB Corp.	11,315	--	30	113	11,256
LHC Group, Inc.	68,529	--	17,212	--	59,702
Majesco Ltd. (formerly Minefield Computers Ltd.)	7,428	--	400	--	8,780
Majestic Wine PLC	26,324	--	452	--	19,742
Maruzen Co. Ltd.	16,235	--	42	131	14,581
Mastek Ltd.	4,763	--	--	26	3,783
Mega First Corp. Bhd	13,926	--	--	158	13,269
Melbourne IT Ltd.	10,855	--	258	50	9,908
Melexis NV	148,117	--	405	3,468	134,984
Mesa Laboratories, Inc.	29,561	--	88	46	31,844
Metro, Inc. Class A (sub. vtg.)	797,492	--	11,788	2,199	825,657
Michang Oil Industrial Co. Ltd.	10,693	--	--	--	11,728
Miroku Corp.	2,045	--	5	23	1,987
Mitani Sekisan Co. Ltd.	23,565	--	69	105	22,569
Mitie Group PLC	103,021	--	261	--	101,226
Motonic Corp.	32,471	--	--	--	35,723
Mr. Bricolage SA	14,004	--	40	--	13,573
Muhak Co. Ltd.	126,833	--	--	--	115,996
Murakami Corp.	14,734	--	36	69	15,395
Muramoto Electronic Thailand PCL (For. Reg.)	9,302	--	26	--	9,539
Nac Co. Ltd.	9,298	--	22	164	7,873
Nadex Co. Ltd.	5,599	--	10	52	4,818
Nafco Co. Ltd.	35,808	--	90	306	31,127
Nakayamafuku Co. Ltd.	7,870	--	20	--	7,750
NCI, Inc. Class A	9,297	--	35	--	12,807
ND Software Co. Ltd.	16,181	--	41	75	15,409
Neonode, Inc.	7,987	--	182	--	7,672
NETGEAR, Inc.	64,766	--	10,477	--	69,345
Next PLC	1,892,126	--	5,099	13,935	1,864,904
Nextchip Co. Ltd.	5,920	--	4,630	--	--
NICE Total Cash Management Co., Ltd.	8,924	--	9,417	--	10,261
Nippo Ltd.	3,050	--	8	--	2,802
Nippon Rietec Co. Ltd.	9,073	--	27	--	9,251
Norwood Financial Corp.	5,907	--	14	60	5,505
Nucleus Software Exports Ltd.	9,754	--	--	--	8,119
Nutraceutical International Corp.	25,454	--	71	--	25,728
OFG Bancorp	19,975	--	263	240	22,548
P&F Industries, Inc. Class A	2,998	--	10	--	3,515
Pal Co. Ltd.	37,955	--	881	--	26,205
Parker Corp.	8,347	--	21	55	7,556
Pelion SA	10,840	--	75	--	9,130
Pinnacle Technology Holdings Ltd.	8,437	--	23	--	--
Piolax, Inc.	47,481	--	118	241	48,587
Prim SA	17,873	--	46	--	15,604
Qol Co. Ltd.	31,465	--	69	139	21,889
Relo Holdings Corp.	130,540	--	10,828	--	119,718
RenaissanceRe Holdings Ltd.	306,331	--	841	856	312,106
Rocky Mountain Chocolate Factory, Inc.	5,336	--	15	49	4,533
Ruby Tuesday, Inc.	27,415	--	11,205	--	--
S&T Holdings Co. Ltd.	16,528	--	--	--	19,437
Sakai Moving Service Co. Ltd.	34,043	--	98	162	36,062
Samsung Climate Control Co. Ltd.	4,502	--	--	--	4,576
Sanei Architecture Planning Co. Ltd.	15,750	--	47	281	14,739
Sarantis SA	17,343	--	51	--	17,938
ScanSource, Inc.	82,806	3,343	231	--	78,634
Seagate Technology LLC	1,397,845	--	3,803	14,918	1,048,465
Select Harvests Ltd.	48,010	--	542	1,050	35,421
Senshu Electric Co. Ltd.	17,070	--	41	133	14,285
Servotronics, Inc.	907	--	3	--	1,055
Sewon Precision Industries Co. Ltd.	10,763	--	--	35	10,663
Shibaura Electronics Co. Ltd.	11,265	--	30	--	10,203
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,539	180	4	--	1,744
Sinwa Ltd.	3,883	--	9	363	3,531
SJM Co. Ltd.	7,201	--	--	--	7,456
SJM Holdings Co. Ltd.	5,807	--	--	--	6,258
Societe Pour L'Informatique Industrielle SA	14,968	--	49	140	16,157
Soken Chemical & Engineer Co. Ltd.	7,392	--	18	--	6,095
Span-America Medical System, Inc.	4,705	--	13	43	4,796
Sportscene Group, Inc. Class A	1,550	--	4	--	1,686
Steiner Leisure Ltd.	74,171	--	27,198	--	54,490
Step Co. Ltd.	10,335	--	29	125	9,913
Sterling Construction Co., Inc.	8,258	--	23	--	6,795
Strongco Corp.	1,733	--	4	--	1,260
Sun Hing Vision Group Holdings Ltd.	8,958	--	24	540	8,316
Sunjin Co. Ltd.	22,678	--	--	--	19,882
Swift Energy Co.	3,025	--	1,399	--	--
Sword Group	13,247	--	39	--	14,568
SYNNEX Corp.	244,095	--	775	644	284,634
T&K Toka Co. Ltd.	13,984	--	38	85	13,843
Techno Smart Corp.	3,673	--	10	37	3,384
Telechips, Inc.	6,347	--	--	--	7,140
Tessco Technologies, Inc.	14,363	--	37	--	12,680
The Monogatari Corp.	17,928	--	52	11	21,001
The Pack Corp.	37,618	--	115	--	43,314
Tocalo Co. Ltd.	17,980	--	47	245	17,512
Tohoku Steel Co. Ltd.	7,715	--	21	42	6,796
Token Corp.	54,313	--	3,759	--	61,327
Tokyo Kisen Co. Ltd.	5,573	--	17	--	4,867
Tokyo Kohtetsu Co. Ltd.	4,235	--	12	49	6,803
Tokyo Tekko Co. Ltd.	20,674	--	52	127	19,574
Tomen Devices Corp.	11,055	--	31	--	10,303
Total Energy Services, Inc.	25,838	--	70	87	25,561
Totech Corp.	7,147	--	19	89	7,123
TOW Co. Ltd.	11,251	--	660	--	14,381
Trancom Co. Ltd.	54,381	--	142	242	45,687
Trio-Tech International	785	--	2	--	646
Triple-S Management Corp.	47,695	--	1,087	--	44,442
Tsukui Corp.	19,071	--	1,099	91	25,239
UKC Holdings Corp.	30,529	--	78	270	28,887
Uni-Select, Inc.	80,306	--	21,497	132	64,270
Unit Corp.	94,775	--	153	--	60,403
Universal Security Instruments, Inc.	1,063	--	230	--	642
Universal Truckload Services, Inc.	26,729	5,737	75	111	25,234
Unum Group	664,653	--	8,543	3,382	633,509
Utah Medical Products, Inc.	21,392	--	58	100	23,010
VSE Corp.	21,733	222	489	--	25,949
VST Holdings Ltd.	46,996	--	109	--	40,247
W&T Offshore, Inc.	22,025	--	14,841	--	--
Watts Co. Ltd.	10,812	--	29	163	9,495
Weight Watchers International, Inc.	17,956	--	74	--	68,849
Whanin Pharmaceutical Co. Ltd.	36,620	--	--	--	31,727
WIN-Partners Co. Ltd.	20,387	--	54	--	19,728
Workman Co. Ltd.	85,485	--	5,557	--	77,435
Yip's Chemical Holdings Ltd.	14,805	--	35	368	11,681
Youngone Holdings Co. Ltd.	67,061	--	--	--	56,098
Yusen Logistics Co. Ltd.	37,858	--	831	250	38,864
Yutaka Giken Co. Ltd.	28,522	--	72	225	28,166
Total	$17,304,086	$62,380	$396,860	$103,767	$15,891,145

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$11,349,231	$10,048,464	$1,300,152	$615
Consumer Staples	3,075,489	2,285,745	786,851	2,893
Energy	1,282,125	959,802	322,323	--
Financials	5,009,848	4,483,812	525,072	964
Health Care	4,821,639	4,626,974	194,665	--
Industrials	3,274,424	2,670,669	603,755	--
Information Technology	7,905,559	7,409,162	496,397	--
Materials	1,046,465	657,558	388,907	--
Telecommunication Services	1,967	--	1,967	--
Utilities	167,854	120,949	46,905	--
Corporate Bonds	2,858	--	2,858	--
Money Market Funds	4,709,264	4,709,264	--	--
Total Investments in Securities:	$42,646,723	$37,972,399	$4,669,852	$4,472

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$4,378,077
Level 2 to Level 1	$160,690

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $25,034,927,000. Net unrealized appreciation aggregated $17,611,796,000, of which $20,127,675,000 related to appreciated investment securities and $2,515,879,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

October 31, 2015

1.951017.102
O2T-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
		Shares	Value
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 3.8%
Cooper Tire & Rubber Co.		300,000	$12,537,000
G-Tekt Corp. (a)		2,400,000	29,646,380
Gentex Corp.		275,000	4,507,250
Harada Industries Co. Ltd.		200,000	377,496
Hyundai Mobis		485,000	101,946,977
IJT Technology Holdings Co. Ltd.		1,100,000	3,625,960
INFAC Corp.		350,029	1,912,978
Kinugawa Rubber Industrial Co. Ltd.		600,000	3,346,847
Piolax, Inc.		308,000	16,296,086
Seoyeon Co. Ltd.		685,725	7,327,084
Seoyon Co. Ltd.		314,275	3,371,843
TBK Co. Ltd. (a)		1,800,000	7,136,164
TPR Co. Ltd.		650,000	15,889,099
Yorozu Corp. (a)		1,675,000	35,797,144
			243,718,308
Automobiles - 0.3%
Audi AG		21,000	16,049,392
Distributors - 0.7%
Chori Co. Ltd. (a)		1,425,000	20,083,470
Doshisha Co. Ltd.		375,000	6,904,657
Nakayamafuku Co. Ltd.		150,000	1,042,090
Uni-Select, Inc.		200,000	9,911,288
Yagi & Co. Ltd.		350,000	4,422,642
			42,364,147
Diversified Consumer Services - 0.9%
Heian Ceremony Service Co. Ltd. (b)		300,000	1,670,543
MegaStudy Co. Ltd. (a)		362,315	14,248,004
MegaStudyEdu Co. Ltd. (a)(c)		209,684	11,771,849
Step Co. Ltd.		217,000	1,801,978
Strayer Education, Inc. (c)		10,000	529,200
Tsukada Global Holdings, Inc.		1,050,000	6,727,826
Weight Watchers International, Inc. (b)(c)		1,150,000	17,687,000
			54,436,400
Hotels, Restaurants & Leisure - 0.5%
Del Frisco's Restaurant Group, Inc. (c)		75,000	1,010,250
Fairwood Holdings Ltd.		1,000,000	3,091,703
Hiday Hidaka Corp.		180,000	4,463,697
Hiramatsu, Inc.		25,000	132,113
Koshidaka Holdings Co. Ltd.		300,000	5,430,876
Kura Corp. Ltd.		150,000	4,533,174
Ohsho Food Service Corp.		350,000	11,675,317
			30,337,130
Household Durables - 1.6%
Ace Bed Co. Ltd.		40,029	5,314,903
Desarrolladora Homex S.A.B. de CV sponsored ADR (c)		1,100,000	357,500
FJ Next Co. Ltd. (b)		1,100,000	5,023,837
Fuji Corp. Ltd. (b)		50,000	282,602
Helen of Troy Ltd. (c)		710,400	70,478,784
Iida Group Holdings Co. Ltd.		125,000	2,342,859
Q.E.P. Co., Inc. (c)		34,998	594,966
SABAF SpA		400,000	5,388,285
Sanei Architecture Planning Co. Ltd.		660,000	7,251,535
Sanyo Housing Nagoya Co. Ltd.		700,000	6,987,901
			104,023,172
Internet & Catalog Retail - 0.0%
N Brown Group PLC		100,000	577,946
Trade Maine Group Ltd.		50,000	123,918
Webjet Ltd. (b)		250,000	892,450
			1,594,314
Leisure Products - 0.2%
Accell Group NV		701,944	14,635,086
Media - 1.1%
Avex Group Holdings, Inc.		10,000	117,884
Cheil Worldwide, Inc. (c)		50,000	875,833
Crown Media Holdings, Inc. Class A (c)		50,000	289,500
Daiichikosho Co. Ltd.		5,000	166,760
Gendai Agency, Inc. (a)		850,000	4,324,959
Hyundai HCN		1,300,049	3,734,693
Ipsos SA		10,000	203,160
ITE Group PLC		200,000	432,419
Liberty Global PLC LiLAC Class A (c)		6,871	265,358
Omnicom Group, Inc.		170,000	12,736,400
Pico Far East Holdings Ltd.		8,000,000	2,123,620
Proto Corp.		125,000	1,621,832
SMG PLC		10,000	67,060
Starz Series A (c)		700,000	23,457,000
Television Broadcasts Ltd.		2,000,000	7,289,000
Tribune Media Co. Class A		25,000	1,008,250
Tribune Publishing Co.		6,250	59,000
Viacom, Inc. Class A		200,000	10,266,000
Weborama (c)		10,000	82,144
			69,120,872
Multiline Retail - 1.0%
Grazziotin SA		106,300	318,358
Gwangju Shinsegae Co. Ltd. (a)		97,372	25,456,565
Hanwha Galleria Timeworld Co. Ltd.		160,000	14,713,997
Lifestyle International Holdings Ltd.		11,500,000	16,630,756
Macy's, Inc.		5,000	254,900
Treasure Factory Co. Ltd.		375,000	3,660,544
Watts Co. Ltd.		448,800	3,326,080
			64,361,200
Specialty Retail - 14.2%
Arc Land Sakamoto Co. Ltd.		250,000	5,472,594
Asahi Co. Ltd.		40,000	392,888
AT-Group Co. Ltd. (b)		500,000	10,360,238
Bed Bath & Beyond, Inc. (c)		2,175,000	129,695,250
Best Buy Co., Inc.		5,800,000	203,174,000
DCM Japan Holdings Co. Ltd.		5,000	33,123
DSW, Inc. Class A		75,000	1,870,500
E-Life Mall Corp. Ltd.		100,000	180,502
Folli Follie SA		325,000	6,543,742
Formosa Optical Technology Co. Ltd.		326,000	768,181
Fuji Corp. (a)		595,990	11,226,642
Goldlion Holdings Ltd.		2,922,000	1,234,802
Guess?, Inc. (b)		3,500,000	73,675,000
Handsman Co. Ltd.		250,000	6,481,909
Hibbett Sports, Inc. (b)(c)		200,000	6,832,000
Hour Glass Ltd.		10,563,100	5,508,812
IA Group Corp.		112,000	690,990
JB Hi-Fi Ltd. (b)		800,000	10,178,920
John David Group PLC		7,000,000	104,189,036
Jumbo SA		1,750,000	16,934,610
K's Denki Corp. (b)		1,300,000	45,877,829
Ku Holdings Co. Ltd. (b)		600,000	4,103,741
Leon's Furniture Ltd.		75,000	811,601
Lumber Liquidators Holdings, Inc. (c)		10,000	138,200
Mandarake, Inc. (b)		180,000	1,015,599
Mr. Bricolage SA		311,600	4,433,903
Nafco Co. Ltd.		640,400	9,279,134
Nitori Holdings Co. Ltd.		1,800,000	140,362,073
Nojima Co. Ltd. (b)		50,000	590,955
Oriental Watch Holdings Ltd.		6,000,000	817,000
Outerwall, Inc. (b)		25,000	1,500,000
Padini Holdings Bhd		2,200,000	783,030
RONA, Inc.		1,000,000	10,438,972
Sacs Bar Holdings, Inc.		30,000	476,038
Sally Beauty Holdings, Inc. (c)		50,000	1,175,500
Samse SA		35,000	4,591,204
Shimamura Co. Ltd.		5,000	561,556
Silvano Fashion Group A/S		9,800	14,024
Staples, Inc.		5,650,000	73,393,500
Super Retail Group Ltd. (b)		200,000	1,365,923
The Buckle, Inc. (b)		150,000	5,316,000
Tokatsu Holdings Co. Ltd.		150,000	401,212
Truworths International Ltd.		300,000	2,032,300
United Arrows Ltd.		5,000	215,405
Urban Outfitters, Inc. (c)		100,000	2,860,000
			907,998,438
Textiles, Apparel & Luxury Goods - 2.4%
Belle International Holdings Ltd.		200,000	194,127
Best Pacific International Holdings Ltd.		1,500,000	636,752
Coach, Inc.		1,400,000	43,680,000
Deckers Outdoor Corp. (c)		60,000	3,339,600
Embry Holdings Ltd.		500,000	272,167
Fossil Group, Inc. (b)(c)		550,000	29,925,500
Geox SpA (b)(c)		7,000,000	32,683,797
Gerry Weber International AG (Bearer) (b)		275,000	4,478,600
Magni-Tech Industries Bhd		500,000	674,771
Michael Kors Holdings Ltd. (c)		300,000	11,592,000
Movado Group, Inc.		25,000	643,500
Portico International Holdings (c)		12,000,000	4,534,260
Sitoy Group Holdings Ltd.		2,500,000	1,195,147
Swatch Group AG (Bearer)		1,000	391,421
Texwinca Holdings Ltd.		1,800,000	1,751,726
Van de Velde		94,969	6,190,768
Youngone Holdings Co. Ltd.		35,000	2,207,100
Yue Yuen Industrial (Holdings) Ltd.		3,000,000	10,944,168
			155,335,404

TOTAL CONSUMER DISCRETIONARY			1,703,973,863

CONSUMER STAPLES - 5.8%
Beverages - 0.6%
C&C Group PLC		400,000	1,596,692
Jinro Distillers Co. Ltd.		350,000	11,403,347
Kweichow Moutai Co. Ltd.		100,034	3,377,527
Lucas Bols BV		60,000	1,296,487
Muhak Co. Ltd. (c)		338,382	14,225,576
Olvi PLC (A Shares)		10,000	242,473
Willamette Valley Vineyards, Inc. (c)		5,000	37,800
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)		1,499,961	4,765,807
			36,945,709
Food & Staples Retailing - 2.4%
Ain Holdings, Inc.		500,000	23,669,390
Amsterdam Commodities NV		560,000	14,095,754
Create SD Holdings Co. Ltd.		310,000	18,252,930
Dong Suh Companies, Inc.		800,000	23,647,495
Genky Stores, Inc. (b)		213,400	7,328,331
Halows Co. Ltd.		63,700	1,528,306
Majestic Wine PLC		500,000	2,597,596
MARR SpA		800,000	16,301,212
Retail Partners Co. Ltd. (b)		443,700	3,997,330
Sapporo Drug Store Co. Ltd. (a)(b)		400,000	8,040,988
Tesco PLC		11,500,000	32,433,459
United Natural Foods, Inc. (c)		75,000	3,783,750
Woolworths Ltd.		50,000	856,561
			156,533,102
Food Products - 1.6%
Ajinomoto Malaysia Bhd		1,672,200	2,368,788
Astral Foods Ltd.		100,000	1,257,316
Blue Buffalo Pet Products, Inc. (b)(c)		25,000	448,500
Cranswick PLC		760,937	20,117,987
Dairy Crest Group PLC		10,000	99,279
Fresh Del Monte Produce, Inc.		1,199,900	54,751,437
Kaveri Seed Co. Ltd.		450,000	3,470,701
Kawan Food Bhd		150,000	93,691
Keurig Green Mountain, Inc.		10,000	507,500
Lassonde Industries, Inc. Class A (sub. vtg.)		50,000	5,928,801
London Biscuits Bhd (c)		4,000,000	753,185
London Biscuits Bhd warrants (c)		400,000	18,973
Pickles Corp.		75,000	652,794
President Bakery PCL		16,500	21,562
President Rice Products PCL		100,000	142,514
Prima Meat Packers Ltd.		100,000	279,349
Saputo, Inc.		40,000	953,809
Select Harvests Ltd.		1,100,000	7,925,460
Synear Food Holdings Ltd. (c)		1,000,000	7
TER Beke SA		5,000	492,093
Toyo Sugar Refining Co. Ltd.		1,200,000	1,139,648
Want Want China Holdings Ltd.		200,000	166,221
			101,589,615
Personal Products - 1.0%
Asaleo Care Ltd.		50,000	62,396
Cyanotech Corp. (b)(c)		10,000	58,800
Herbalife Ltd. (c)		5,000	280,200
Natura Cosmeticos SA		20,000	118,759
Nu Skin Enterprises, Inc. Class A		5,000	191,050
Sarantis SA		1,200,000	9,698,913
USANA Health Sciences, Inc. (c)		400,000	51,440,000
			61,850,118
Tobacco - 0.2%
Universal Corp. (b)		220,000	11,882,200

TOTAL CONSUMER STAPLES			368,800,744

ENERGY - 4.1%
Energy Equipment & Services - 1.1%
AKITA Drilling Ltd. Class A (non-vtg.)		250,000	1,567,758
Atwood Oceanics, Inc.		475,000	7,861,250
Boustead Singapore Ltd.		4,199,997	2,871,168
Fugro NV (Certificaten Van Aandelen) (c)		140,000	2,655,655
Geospace Technologies Corp. (b)(c)		588,000	9,031,680
Gulfmark Offshore, Inc. Class A (a)(b)		2,500,000	15,600,000
National Oilwell Varco, Inc.		125,000	4,705,000
Oceaneering International, Inc.		280,000	11,765,600
RPC, Inc. (b)		25,000	275,750
Shinko Plantech Co. Ltd.		1,700,000	13,663,020
			69,996,881
Oil, Gas & Consumable Fuels - 3.0%
Alvopetro Energy Ltd. (c)		2,900,000	776,231
Bonavista Energy Corp. (b)		50,000	111,655
Contango Oil & Gas Co. (c)		125,000	956,250
Eni SpA		3,300,000	53,889,839
Fuji Kosan Co. Ltd.		105,000	427,981
Motor Oil (HELLAS) Corinth Refineries SA (c)		300,000	3,691,525
Murphy Oil Corp.		1,025,000	29,140,750
Newfield Exploration Co. (c)		1,000,000	40,190,000
Petronet LNG Ltd.		200,000	592,740
San-Ai Oil Co. Ltd.		200,000	1,527,616
Stone Energy Corp. (c)		1,892,400	10,578,516
Swift Energy Co. (a)(b)(c)		4,450,000	2,655,760
Tsakos Energy Navigation Ltd.		650,000	5,830,500
W&T Offshore, Inc. (a)(b)		7,500,000	24,450,000
World Fuel Services Corp.		410,200	18,237,492
			193,056,855

TOTAL ENERGY			263,053,736

FINANCIALS - 8.9%
Banks - 0.0%
Cambridge Bancorp		1,000	49,750
Central Valley Community Bancorp		25,000	282,000
Citizens Financial Services, Inc.		12,000	558,000
Erste Group Bank AG (c)		5,000	146,638
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit		5,000	118,212
Gree Electric Appliances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (d)		325,000	887,121
Merchants Bancshares, Inc.		10,000	315,200
Prosperity Bancshares, Inc.		15,000	770,700
			3,127,621
Capital Markets - 1.2%
ABG Sundal Collier ASA		1,000,000	753,229
Edify SA (c)		10,068	575,706
Franklin Resources, Inc.		150,000	6,114,000
Goldman Sachs Group, Inc.		300,000	56,250,000
MLP AG		2,340,000	10,166,638
			73,859,573
Consumer Finance - 0.2%
Discover Financial Services		150,000	8,433,000
EZCORP, Inc. (non-vtg.) Class A (c)		200,000	1,332,000
Synchrony Financial (c)		100,000	3,076,000
			12,841,000
Diversified Financial Services - 1.1%
Century Tokyo Leasing Corp.		650,000	22,048,947
Fuyo General Lease Co. Ltd.		375,000	16,812,234
Ricoh Leasing Co. Ltd.		1,070,000	32,414,452
			71,275,633
Insurance - 6.0%
AFLAC, Inc.		2,300,000	146,625,000
Amlin PLC		100,000	1,015,914
AmTrust Financial Services, Inc.		50,000	3,411,000
April		1,129,000	16,015,413
Assurant, Inc.		297,900	24,287,787
Delta Lloyd NV		50,000	394,774
Dongbu Insurance Co. Ltd.		800,000	47,925,589
MetLife, Inc.		1,850,000	93,203,000
NN Group NV		1,500,000	47,125,501
			380,003,978
Real Estate Management & Development - 0.2%
Lai Sun Garment (International) Ltd.		1,010,956	124,653
Leopalace21 Corp. (c)		500,000	2,663,963
Nisshin Fudosan Co. Ltd. (a)		2,600,000	8,982,255
Tai Cheung Holdings Ltd.		100,000	80,276
			11,851,147
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.		125,000	1,653,649
Genworth MI Canada, Inc.		125,000	3,090,586
Genworth Mortgage Insurance Ltd. (b)		3,800,000	7,259,372
Hingham Institution for Savings		10,100	1,286,841
			13,290,448

TOTAL FINANCIALS			566,249,400

HEALTH CARE - 26.1%
Biotechnology - 4.6%
AbbVie, Inc.		1,300,000	77,415,000
Baxalta, Inc.		250,000	8,615,000
Biocon Ltd.		50,000	346,794
Gilead Sciences, Inc.		250,000	27,032,500
United Therapeutics Corp. (c)		1,250,000	183,287,500
			296,696,794
Health Care Equipment & Supplies - 0.8%
Audika SA (a)(b)(c)		500,000	9,781,387
Fukuda Denshi Co. Ltd.		200,000	9,759,127
Medikit Co. Ltd.		10,000	298,179
Microlife Corp.		100,000	255,660
Nakanishi, Inc.		250,000	8,524,113
Paramount Bed Holdings Co. Ltd.		125,000	4,009,395
St.Shine Optical Co. Ltd.		698,000	10,578,038
TaiDoc Technology Corp.		100,000	296,627
Varian Medical Systems, Inc. (c)		60,000	4,711,800
			48,214,326
Health Care Providers & Services - 18.4%
Aetna, Inc.		1,250,000	143,475,000
Almost Family, Inc. (c)		286,000	11,834,680
Amedisys, Inc. (a)(c)		2,600,000	102,908,000
Anthem, Inc.		2,750,000	382,662,505
Chemed Corp. (b)		450,000	70,780,500
EBOS Group Ltd.		484,577	4,478,992
Farmacol SA (c)		10,000	165,642
Humana, Inc.		625,000	111,643,750
LHC Group, Inc. (c)		200,000	9,013,000
Lifco AB		127,900	2,841,374
Life Healthcare Group Ltd.		10,000	21,832
Magellan Health Services, Inc. (c)		200,000	10,680,000
Message Co. Ltd.		300,000	7,394,322
National Healthcare Corp.		27,300	1,782,144
Pelion SA		315,800	4,970,294
Quest Diagnostics, Inc.		300,000	20,385,000
Uchiyama Holdings Co. Ltd. (b)		775,000	2,997,237
UnitedHealth Group, Inc.		2,400,000	282,672,000
			1,170,706,272
Health Care Technology - 0.1%
Cegedim SA (c)		25,000	886,593
Computer Programs & Systems, Inc. (b)		5,000	190,050
Pharmagest Interactive		275,000	7,469,373
			8,546,016
Pharmaceuticals - 2.2%
Apex Healthcare Bhd		331,300	300,599
AstraZeneca PLC sponsored ADR		2,000,000	63,780,000
Biofermin Pharmaceutical Co. Ltd.		100,000	2,909,624
Bliss Gvs Pharma Ltd. (c)		100,000	265,341
Genomma Lab Internacional SA de CV (b)(c)		2,200,000	1,615,590
Indivior PLC		2,500,000	7,923,824
Kwang Dong Pharmaceutical Co. Ltd.		2,400,000	24,488,294
Nippon Chemiphar Co. Ltd.		100,000	488,891
PT Tempo Scan Pacific Tbk		500,000	62,020
Recordati SpA		350,000	8,702,080
Stallergenes Greer PLC (c)		104,976	4,675,193
Taro Pharmaceutical Industries Ltd. (c)		18,000	2,613,960
Towa Pharmaceutical Co. Ltd.		10,000	680,044
Tsumura & Co. (b)		900,000	21,686,460
			140,191,920

TOTAL HEALTH CARE			1,664,355,328

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA		10,000	156,530
Air Freight & Logistics - 0.2%
AIT Corp. (b)		900,000	8,437,386
Atlas Air Worldwide Holdings, Inc. (c)		100,000	4,124,000
CTI Logistics Ltd.		400,000	351,575
Onelogix Group Ltd.		3,940,886	1,395,357
SBS Co. Ltd. (b)		150,000	1,384,463
			15,692,781
Airlines - 0.0%
Copa Holdings SA Class A		5,000	252,600
Building Products - 0.1%
InnoTec TSS AG		50,000	665,288
Nihon Dengi Co. Ltd.		150,000	1,368,248
Noda Corp.		100,000	289,355
Sekisui Jushi Corp.		100,000	1,339,846
Sunspring Metal Corp.		100,000	143,693
			3,806,430
Commercial Services & Supplies - 0.6%
Asia File Corp. Bhd		3,525,600	3,662,701
Civeo Corp.		1,000,000	1,860,000
Credit Corp. Group Ltd.		51,190	319,173
Fursys, Inc.		200,000	6,078,282
Matsuda Sangyo Co. Ltd.		150,000	1,758,646
Mitie Group PLC		2,400,000	11,891,286
Moleskine SpA		500,000	914,359
Nippon Kanzai Co. Ltd.		20,000	307,929
Prestige International, Inc.		905,700	8,853,404
			35,645,780
Construction & Engineering - 0.5%
AECOM Technology Corp. (c)		250,000	7,367,500
Ausdrill Ltd.		8,400,000	2,053,768
Boustead Projects Pte Ltd. (c)		1,215,269	732,672
Daiichi Kensetsu Corp.		275,000	2,698,354
Jacobs Engineering Group, Inc. (c)		50,000	2,007,000
Joban Kaihatsu Co. Ltd.		25,000	115,596
Meisei Industrial Co. Ltd.		100,000	469,157
Nippon Rietec Co. Ltd.		675,000	4,818,146
Sedgman Ltd.		2,000,000	1,135,928
Vianini Lavori SpA		1,500,000	11,216,430
			32,614,551
Electrical Equipment - 0.3%
Aros Quality Group AB (b)		853,205	11,259,823
Canare Electric Co. Ltd.		50,000	823,755
Hammond Power Solutions, Inc. Class A		450,000	2,102,707
Somfy SA		10,000	3,125,205
			17,311,490
Industrial Conglomerates - 0.0%
Carr's Group PLC		100,000	234,323
Reunert Ltd.		300,000	1,462,822
			1,697,145
Machinery - 1.3%
Cummins, Inc.		5,000	517,550
Daihatsu Diesel Manufacturing Co. Ltd. (a)(b)		3,184,000	20,688,702
Daiwa Industries Ltd.		900,000	5,954,107
Fujimak Corp.		175,000	1,287,113
Global Brass & Copper Holdings, Inc.		435,298	9,789,852
Haitian International Holdings Ltd.		1,000,000	1,749,700
Hitachi Zosen Fukui Corp.		10,000	99,459
Hy-Lok Corp.		75,000	2,095,431
Ihara Science Corp.		200,000	1,422,579
Jaya Holdings Ltd. (c)		23,150,000	411,107
Joy Global, Inc.		10,000	171,800
Koike Sanso Kogyo Co. Ltd.		100,000	281,797
Kokusai Co. Ltd.		10,000	123,306
Luxfer Holdings PLC sponsored ADR		5,000	54,150
Metka SA		250,000	2,399,986
Mitsuboshi Belting Ltd.		25,000	207,828
Nakano Refrigerators Co. Ltd.		10,000	248,214
Samyoung M-Tek Co. Ltd. (a)		1,050,000	3,310,649
Sansei Co. Ltd. (a)		550,000	940,269
Semperit AG Holding		200,000	6,927,795
SIMPAC, Inc. (a)		2,325,000	13,113,850
Sulzer AG (Reg.)		1,000	101,067
Teikoku Sen-I Co. Ltd.		800,000	10,106,785
The Weir Group PLC		10,000	164,489
Tocalo Co. Ltd.		100,000	2,007,332
Zuiko Corp. (b)		10,000	376,525
			84,551,442
Marine - 0.0%
Golden Ocean Group Ltd. (b)		1,000,000	1,970,000
Professional Services - 2.8%
Akka Technologies SA (a)		1,051,406	29,020,083
CBIZ, Inc. (a)(c)		2,900,000	31,175,000
Dun & Bradstreet Corp.		950,000	108,176,500
Harvey Nash Group PLC		300,000	430,106
McMillan Shakespeare Ltd.		250,000	2,226,880
SEEK Ltd.		10,000	90,843
TrueBlue, Inc. (c)		35,770	1,036,257
VSE Corp.		135,000	7,757,100
			179,912,769
Road & Rail - 0.6%
Autohellas SA (c)		596,174	7,421,197
Daqin Railway Co. Ltd. (A Shares)		13,100,033	18,875,145
Hamakyorex Co. Ltd.		92,000	1,857,624
Higashi Twenty One Co. Ltd.		100,000	294,066
Tohbu Network Co. Ltd.		125,000	1,160,934
Utoc Corp.		1,350,000	5,555,549
			35,164,515
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (c)		300,000	12,450,000
Bergman & Beving AB (B Shares)		525,000	6,851,660
Canox Corp.		220,900	1,286,737
Green Cross Co. Ltd.		50,000	553,031
HERIGE		60,000	1,669,269
Kamei Corp.		565,800	5,629,482
Meiwa Corp.		600,000	2,176,957
Mitani Shoji Co. Ltd.		475,000	11,766,617
Shinsho Corp.		350,000	741,638
Yuasa Trading Co. Ltd.		25,000	582,755
			43,708,146

TOTAL INDUSTRIALS			452,484,179

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.8%
Cisco Systems, Inc.		2,000,000	57,700,000
HF Co. (a)		225,000	2,724,108
NETGEAR, Inc. (c)		1,400,000	57,960,000
QUALCOMM, Inc.		1,000,000	59,420,000
			177,804,108
Electronic Equipment & Components - 1.9%
AAC Technology Holdings, Inc.		400,000	2,536,713
Daido Signal Co. Ltd.		125,000	367,669
Elematec Corp.		400,000	9,802,805
Ingram Micro, Inc. Class A		350,000	10,423,000
Insight Enterprises, Inc. (c)		1,000,000	25,400,000
Intelligent Digital Integrated Security Co. Ltd.		129,285	2,247,657
Lacroix SA (a)		376,493	9,522,242
Lumax International Corp. Ltd.		150,000	214,847
Macnica Fuji Electronics Holdings, Inc.		2,520,000	33,902,507
Makus, Inc. (c)		200,000	571,919
Multi-Fineline Electronix, Inc. (c)		200,000	3,716,000
Redington India Ltd. (c)		600,000	1,090,442
Riken Kieki Co. Ltd.		500,000	6,329,047
Shibaura Electronics Co. Ltd.		233,200	3,330,971
Simplo Technology Co. Ltd.		2,000,000	7,115,355
VST Holdings Ltd.		20,985,400	6,160,590
			122,731,764
Internet Software & Services - 0.2%
AuFeminin.com SA (c)		125,018	3,491,892
F@N Communications, Inc. (b)		125,000	894,043
GMO Pepabo, Inc. (b)		45,000	1,531,788
Zappallas, Inc. (a)		1,100,000	4,443,665
			10,361,388
IT Services - 7.9%
Amdocs Ltd.		1,500,000	89,355,000
Calian Technologies Ltd.		307,800	3,575,621
Cognizant Technology Solutions Corp. Class A (c)		10,000	681,100
Computer Services, Inc.		5,000	193,550
Data#3 Ltd.		500,001	415,660
Dimerco Data System Corp.		136,000	94,674
DOCdata NV		65,000	1,577,146
eClerx Services Ltd. (c)		100,000	2,787,456
Econocom Group SA		75,000	670,512
Estore Corp.		242,000	2,701,816
ManTech International Corp. Class A		500,000	14,450,000
Neurones		10,000	187,380
Nice Information & Telecom, Inc.		125,000	4,702,129
Persistent Systems Ltd.		100,000	985,314
Shinsegae Information & Communication Co. Ltd.		28,000	2,955,061
Societe Pour L'Informatique Industrielle SA		180,500	1,587,895
Sopra Steria Group		570,000	64,873,852
Syntel, Inc. (c)		160,000	7,526,400
Tessi SA (a)		199,798	25,156,551
The Western Union Co.		14,158,300	272,547,275
TravelSky Technology Ltd. (H Shares)		350,000	516,332
Wipro Ltd.		1,000,000	8,756,400
			506,297,124
Semiconductors & Semiconductor Equipment - 0.3%
Alpha & Omega Semiconductor Ltd. (c)		900,000	7,992,000
e-LITECOM Co. Ltd.		50,000	875,833
MagnaChip Semiconductor Corp. (c)		208,100	1,100,849
Miraial Co. Ltd. (a)		631,900	6,129,832
			16,098,514
Software - 0.7%
CEGID SA		50,000	2,353,251
Ebix, Inc. (b)		352,300	9,769,279
Globo PLC (b)(c)		500,000	97,770
InfoVine Co. Ltd.		63,600	1,534,617
Justplanning, Inc.		50,000	350,190
KPIT Cummins Infosystems Ltd. (c)		1,600,000	3,338,666
KSK Co., Ltd.		121,900	1,140,354
Oracle Corp.		625,000	24,275,000
Uchida Esco Co. Ltd. (a)		295,900	2,857,011
Vitec Software Group AB		20,000	702,284
			46,418,422
Technology Hardware, Storage & Peripherals - 4.0%
HP, Inc.		7,000,000	188,720,000
Lexmark International, Inc. Class A		400,000	12,996,000
Seagate Technology LLC		1,300,000	49,478,000
TPV Technology Ltd.		25,000,000	3,660,329
			254,854,329

TOTAL INFORMATION TECHNOLOGY			1,134,565,649

MATERIALS - 1.7%
Chemicals - 1.2%
C. Uyemura & Co. Ltd.		100,000	5,211,060
Chugoku Marine Paints Ltd.		350,000	2,502,114
Daishin-Chemical Co. Ltd.		212,000	1,963,983
FMC Corp.		5,000	203,550
Fuso Chemical Co. Ltd.		500,000	6,338,825
Hannong Chemicals, Inc. (a)		1,288,000	4,410,766
Huabao International Holdings Ltd.		1,900,000	792,235
Kimoto Co. Ltd. (b)		25,000	54,310
KPX Green Chemical Co. Ltd.		50,000	193,997
Robertet SA		1,000	249,621
Scientex Bhd		1,918,000	3,415,731
Soda Aromatic Co. Ltd.		100,000	753,223
T&K Toka Co. Ltd.		75,000	1,378,038
Tae Kyung Industrial Co. Ltd.		900,000	4,831,971
Toho Acetylene Co. Ltd.		40,000	267,202
Yara International ASA		850,000	38,584,753
Yung Chi Paint & Varnish Manufacturing Co. Ltd.		100,000	205,760
			71,357,139
Construction Materials - 0.1%
Buzzi Unicem SpA		150,000	2,538,542
Mitani Sekisan Co. Ltd.		335,000	4,587,099
			7,125,641
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.		12,000	133,999
Metals & Mining - 0.4%
Alconix Corp.		6,000	84,092
Compania de Minas Buenaventura SA sponsored ADR		350,000	2,243,500
Compass Minerals International, Inc.		10,000	812,400
Handy & Harman Ltd. (c)		76,040	1,805,950
Nippon Steel & Sumitomo Metal Corp.		52,500	1,064,309
Orvana Minerals Corp. (c)		50,000	6,883
Pacific Metals Co. Ltd. (b)(c)		7,000,000	18,733,157
Teck Resources Ltd. Class B (sub. vtg.)		10,000	58,581
Tokyo Kohtetsu Co. Ltd.		307,900	1,588,717
			26,397,589

TOTAL MATERIALS			105,014,368

UTILITIES - 0.9%
Electric Utilities - 0.0%
Public Power Corp. of Greece		25,000	144,054
Gas Utilities - 0.9%
GAIL India Ltd.		5,400,000	25,429,013
Hokuriku Gas Co.		250,000	575,586
K&O Energy Group, Inc.		200,000	2,557,088
Kyungnam Energy Co. Ltd.		1,515,593	10,751,993
Seoul City Gas Co. Ltd.		75,000	7,816,811
YESCO Co. Ltd.		235,000	7,707,988
			54,838,479
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp. (c)		25,000	217,000
Water Utilities - 0.0%
Manila Water Co., Inc.		500,000	254,381

TOTAL UTILITIES			55,453,914

TOTAL COMMON STOCKS
(Cost $4,903,312,141)			6,313,951,181

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA		10,000	151,312
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)		550,000	5,558,181
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,509,708)			5,709,493
		Principal Amount (e)	Value

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Baggot Securities Ltd. 10.24% (Cost $27,257,357)(d)(f)	EUR	17,587,000	20,905,634
		Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.18% (g)		16,240,128	16,240,128
Fidelity Securities Lending Cash Central Fund, 0.19% (g)(h)		149,665,687	149,665,687
TOTAL MONEY MARKET FUNDS
(Cost $165,905,815)			165,905,815
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $5,100,985,021)			6,506,472,123
NET OTHER ASSETS (LIABILITIES) - (2.1)%			(132,298,305)
NET ASSETS - 100%			$6,374,173,818

Currency Abbreviations

EUR – European Monetary Unit

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,792,755 or 0.3% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,029
Fidelity Securities Lending Cash Central Fund	1,317,663
Total	$1,354,692

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$34,987,611	$--	$--	$--	$29,020,083
Amedisys, Inc.	119,982,500	--	6,753,399	--	102,908,000
Audika SA	9,692,056	--	--	--	9,781,387
CBIZ, Inc.	28,420,000	--	--	--	31,175,000
Chori Co. Ltd.	20,076,653	1,788,522	--	--	20,083,470
Daihatsu Diesel Manufacturing Co. Ltd.	19,679,219	--	--	--	20,688,702
Fuji Corp.	10,353,544	--	--	88,539	11,226,642
G-Tekt Corp.	20,859,725	1,594,310	--	269,849	29,646,380
Gendai Agency, Inc.	4,732,319	--	--	95,645	4,324,959
GMO Pepabo, Inc.	6,762,714	--	3,313,009	--	--
Gulfmark Offshore, Inc. Class A	4,684,566	16,359,839	--	--	15,600,000
Gwangju Shinsegae Co. Ltd.	26,593,119	136,144	--	--	25,456,565
Hannong Chemicals, Inc.	4,578,539	--	--	--	4,410,766
HF Co.	2,347,509	--	--	--	2,724,108
Lacroix SA	9,388,626	105,201	--	--	9,522,242
MegaStudy Co. Ltd.	11,310,303	--	--	--	14,248,004
MegaStudyEdu Co. Ltd.	13,289,122	--	--	--	11,771,849
Miraial Co. Ltd.	6,495,668	--	--	--	6,129,832
Nisshin Fudosan Co. Ltd.	8,957,921	--	--	--	8,982,255
Samyoung M-Tek Co. Ltd.	3,255,249	--	--	--	3,310,649
Sansei Co. Ltd.	855,287	84,228	--	--	940,269
Sapporo Drug Store Co. Ltd.	5,780,449	--	--	--	8,040,988
SIMPAC, Inc.	12,162,962	--	--	--	13,113,850
Swift Energy Co.	1,243,040	1,525,457	--	--	2,655,760
TBK Co. Ltd.	8,278,533	--	--	108,023	7,136,164
Tessi SA	21,697,056	--	--	--	25,156,551
Uchida Esco Co. Ltd.	2,936,676	--	--	--	2,857,011
W&T Offshore, Inc.	9,990,500	16,040,536	--	--	24,450,000
Yorozu Corp.	30,996,087	3,409,163	--	427,214	35,797,144
Zappallas, Inc.	5,280,994	--	--	--	4,443,665
Total	$465,668,547	$41,043,400	$10,066,408	$989,270	$485,602,295

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,703,973,863	$1,180,202,451	$523,771,412	$--
Consumer Staples	368,800,744	247,454,826	121,345,911	7
Energy	263,053,736	190,081,372	72,972,364	--
Financials	566,249,400	473,322,478	92,926,922	--
Health Care	1,664,355,328	1,604,611,350	59,743,978	--
Industrials	452,635,491	313,012,308	139,623,183	--
Information Technology	1,134,565,649	1,030,438,279	104,029,600	97,770
Materials	110,572,549	61,704,455	48,868,094	--
Utilities	55,453,914	26,637,846	28,816,068	--
Preferred Securities	20,905,634	--	20,905,634	--
Money Market Funds	165,905,815	165,905,815	--	--
Total Investments in Securities:	$6,506,472,123	$5,293,371,180	$1,213,003,166	$97,777

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,112,637,981
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $5,118,394,392. Net unrealized appreciation aggregated $1,388,077,731, of which $1,840,968,181 related to appreciated investment securities and $452,890,450 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

October 31, 2015

1.809083.112
FVD-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.5%
Hyundai Mobis	35,790	$7,523,056
Automobiles - 0.3%
Harley-Davidson, Inc.	113,400	5,607,630
Leisure Products - 0.1%
Mattel, Inc. (a)	97,100	2,386,718
Media - 5.5%
CBS Corp. Class B	347,000	16,142,440
Corus Entertainment, Inc. Class B (non-vtg.) (a)	470,600	4,487,903
John Wiley & Sons, Inc. Class A	182,885	9,570,372
Starz Series A (b)	473,900	15,880,389
Twenty-First Century Fox, Inc. Class A	611,700	18,773,073
Viacom, Inc. Class B (non-vtg.)	505,100	24,906,481
		89,760,658
Multiline Retail - 0.7%
Macy's, Inc.	209,253	10,667,718
Specialty Retail - 1.0%
Bed Bath & Beyond, Inc. (b)	102,700	6,124,001
GNC Holdings, Inc.	332,406	9,889,079
		16,013,080

TOTAL CONSUMER DISCRETIONARY		131,958,860

CONSUMER STAPLES - 3.9%
Beverages - 0.6%
C&C Group PLC	2,534,335	10,116,380
Food & Staples Retailing - 1.7%
Tesco PLC	2,379,600	6,711,188
Wal-Mart Stores, Inc.	373,200	21,361,968
		28,073,156
Food Products - 1.1%
Seaboard Corp. (b)	2,465	8,302,120
The J.M. Smucker Co.	81,121	9,522,794
		17,824,914
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	66,045	7,799,915

TOTAL CONSUMER STAPLES		63,814,365

ENERGY - 8.6%
Energy Equipment & Services - 1.0%
BW Offshore Ltd.	16,979,771	7,074,280
National Oilwell Varco, Inc.	219,600	8,265,744
		15,340,024
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	461,381	41,930,305
Exxon Mobil Corp.	315,728	26,123,335
Marathon Petroleum Corp.	271,700	14,074,060
Phillips 66 Co.	162,400	14,461,720
Suncor Energy, Inc.	867,500	25,814,030
Woodside Petroleum Ltd.	75,838	1,590,547
		123,993,997

TOTAL ENERGY		139,334,021

FINANCIALS - 25.8%
Banks - 10.4%
JPMorgan Chase & Co.	974,541	62,614,257
Regions Financial Corp.	1,186,800	11,096,580
SunTrust Banks, Inc.	310,600	12,896,112
U.S. Bancorp	712,400	30,049,032
Wells Fargo & Co.	971,337	52,588,185
		169,244,166
Capital Markets - 1.0%
Fortress Investment Group LLC	967,611	5,428,298
GP Investments Ltd. Class A (depositary receipt) (b)	1,380,300	2,555,481
The Blackstone Group LP	274,800	9,084,888
		17,068,667
Consumer Finance - 2.8%
American Express Co.	95,500	6,996,330
Capital One Financial Corp.	298,982	23,589,680
Discover Financial Services	269,700	15,162,534
		45,748,544
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (b)	332,431	45,217,265
Insurance - 5.3%
ACE Ltd.	155,500	17,655,470
Allied World Assurance Co. Holdings AG	221,800	8,064,648
Allstate Corp.	247,800	15,333,864
FNF Group	295,020	10,408,306
FNFV Group (b)	390,433	4,388,467
Prudential PLC	374,345	8,743,387
The Travelers Companies, Inc.	186,713	21,078,031
		85,672,173
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	918,399	16,375,054
Annaly Capital Management, Inc.	2,105,995	20,954,650
MFA Financial, Inc.	2,847,664	19,705,835
		57,035,539

TOTAL FINANCIALS		419,986,354

HEALTH CARE - 14.1%
Biotechnology - 1.7%
Amgen, Inc.	175,200	27,713,136
Health Care Providers & Services - 4.3%
Aetna, Inc.	78,700	9,033,186
Anthem, Inc.	59,900	8,335,085
Cigna Corp.	116,100	15,562,044
Express Scripts Holding Co. (b)	232,701	20,100,712
Laboratory Corp. of America Holdings (b)	135,300	16,606,722
		69,637,749
Pharmaceuticals - 8.1%
GlaxoSmithKline PLC sponsored ADR	130,576	5,622,603
Johnson & Johnson	611,608	61,790,756
Sanofi SA sponsored ADR	543,500	27,359,790
Teva Pharmaceutical Industries Ltd. sponsored ADR	633,568	37,500,890
		132,274,039

TOTAL HEALTH CARE		229,624,924

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	451,000	12,763,300
United Technologies Corp.	194,300	19,121,063
		31,884,363
Industrial Conglomerates - 3.3%
General Electric Co.	1,847,200	53,421,024
Machinery - 1.8%
Deere & Co. (a)	349,390	27,252,420
Valmont Industries, Inc.	16,200	1,756,728
		29,009,148
Professional Services - 1.1%
Dun & Bradstreet Corp.	155,900	17,752,333

TOTAL INDUSTRIALS		132,066,868

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 3.3%
Cisco Systems, Inc.	1,013,218	29,231,339
Harris Corp.	314,600	24,894,298
		54,125,637
Electronic Equipment & Components - 1.0%
Keysight Technologies, Inc. (b)	230,500	7,624,940
TE Connectivity Ltd.	144,302	9,298,821
		16,923,761
Internet Software & Services - 1.4%
Alphabet, Inc. Class A (b)	32,100	23,670,219
IT Services - 1.6%
IBM Corp.	94,260	13,203,941
The Western Union Co.	631,500	12,156,375
		25,360,316
Software - 4.3%
Microsoft Corp.	497,824	26,205,455
Oracle Corp.	1,113,813	43,260,497
		69,465,952
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	155,400	18,570,300
EMC Corp.	994,700	26,081,034
HP, Inc.	424,812	11,452,932
Samsung Electronics Co. Ltd.	16,484	19,807,884
		75,912,150

TOTAL INFORMATION TECHNOLOGY		265,458,035

MATERIALS - 2.8%
Chemicals - 2.3%
CF Industries Holdings, Inc.	391,945	19,899,048
LyondellBasell Industries NV Class A	182,800	16,983,948
		36,882,996
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	199,200	7,732,944

TOTAL MATERIALS		44,615,940

UTILITIES - 3.4%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	222,500	12,604,625
Edison International	134,400	8,133,888
Exelon Corp.	786,700	21,964,664
Xcel Energy, Inc.	322,200	11,479,986
		54,183,163
TOTAL COMMON STOCKS
(Cost $1,436,847,948)		1,481,042,530
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.01% 12/3/15
(Cost $20,000)	20,000	20,000
	Shares	Value

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.18% (c)	128,316,208	$128,316,208
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	6,819,593	6,819,593
TOTAL MONEY MARKET FUNDS
(Cost $135,135,801)		135,135,801
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $1,572,003,749)		1,616,198,331
NET OTHER ASSETS (LIABILITIES) - 0.6%		10,346,693
NET ASSETS - 100%		$1,626,545,024

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,696
Fidelity Securities Lending Cash Central Fund	24,453
Total	$59,149

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$131,958,860	$131,958,860	$--	$--
Consumer Staples	63,814,365	57,103,177	6,711,188	--
Energy	139,334,021	137,743,474	1,590,547	--
Financials	419,986,354	411,242,967	8,743,387	--
Health Care	229,624,924	229,624,924	--	--
Industrials	132,066,868	132,066,868	--	--
Information Technology	265,458,035	265,458,035	--	--
Materials	44,615,940	44,615,940	--	--
Utilities	54,183,163	54,183,163	--	--
U.S. Government and Government Agency Obligations	20,000	--	20,000	--
Money Market Funds	135,135,801	135,135,801	--	--
Total Investments in Securities:	$1,616,198,331	$1,599,133,209	$17,065,122	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $1,575,313,793. Net unrealized appreciation aggregated $40,884,538, of which $122,066,337 related to appreciated investment securities and $81,181,799 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015